SEC. File Nos. 2-86838
                                                             811-3857

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A
                           Registration Statement
                                    Under
                          the Securities Act of 1933
                        Post-Effective Amendment No. 25
                                     and
                            Registration Statement
                                    Under
                       The Investment Company Act of 1940
                               Amendment No. 25

                        AMERICAN VARIABLE INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)
                             333 South Hope Street
                             Los Angeles, CA 90071
                    (Address of principal executive offices)

               Registrant's telephone number, including area code:
                                (213) 486-9200


                                CHAD L. NORTON
                     CAPITAL RESEARCH AND MANAGEMENT COMPANY
                            333 South Hope Street
                            Los Angeles, CA 90071
                     (name and address of agent for service)


                                   Copies to:
                            ROBERT E. CARLSON, ESQ.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                             555 S. Flower Street
                         Los Angeles, California 90071
                          (Counsel for the Registrant)

Title of Securities being Registered: Shares of Beneficial Interest (no par value)
                 Approximate date of proposed public offering:
It is proposed that this filing become effective on April 1, 1998, pursuant to paragraph (a) of rule 485.

                       AMERICAN VARIABLE INSURANCE SERIES
                               CROSS REFERENCE SHEET

Item Number of                                   Captions in Prospectus (Part "A") (Class 1 and Class 2)
Part "A" of Form N-1A (Class 1 and Class 2)

 2.      Synopsis                                N/A

 3.      Financial Highlights                    Financial Highlights

 4.      General Description of Registrant       Investment Objectives and Policies of the Funds

 5.      Management of the Fund                  Financial Highlights; Fund Organization and Management

 6.      Capital Stock and Other Securities      Investment Objectives and Policies of the Funds; Fund Organization and
                                                 Management; Dividends, Distributions and Taxes

 7.      Purchase of Securities Being Offered    Purchases and Redemptions of Shares

 8.      Redemption or Repurchase                Purchases and Redemptions of Shares

 9.      Legal Proceedings                       N/A



Item Number of                                   Captions in Statement of
Part "B" of Form N-1A                            Additional Information (Part "B")

10.      Cover Page                              Cover

11.      Table of Contents                       Table of Contents

12.      General Information and History         None

13.      Investment Objectives and Policies      Investment Objectives and Policies of the Funds (Part "A")

14.      Management of the Registrant            Series Trustees and Officers

15.      Control Persons and Principal Holders   Series Trustees and Officers
         of Securities

16.      Investment Advisory and Other Services    Investment Advisory and Service Agreement

17.      Brokerage Allocation and Other Practices   Execution of Portfolio Transactions

18.      Capital Stock and Other Securities      None

19.      Purchase, Redemption and Pricing of     Purchases and Redemptions of Shares (Part "A");
         Securities Being Offered

20.      Tax Status                              Dividends, Distributions and Taxes

21.      Underwriters                            N/A

22.      Calculation of Performance Data         N/A

23.      Financial Statements                    Financial Statements



Item in Part "C"

24.      Financial Statements and Exhibits

25.      Persons Controlled by or under Common Control

26.      Number of Holders of Securities

27.      Indemnification

28.      Business and Other Connections of Investment Adviser

29.      Principal Underwriters

30.      Location of Accounts and Records

31.      Management Services

32.      Undertakings


 Signature Page

--------------------------------------------------------------------------------


                               American Variable
                              Insurance Series(R)

                                 Class 1 Shares

                                   Prospectus



                                 APRIL 1, 1998

                      AMERICAN VARIABLE INSURANCE SERIES
                                CLASS 1 SHARES

                             333 South Hope Street
                         Los Angeles, California 90071
                                (213) 486-9200

  American Variable Insurance Series (the "Series") is a fully managed, diversified, open-end investment company. The Series consists of ten funds, each of which has its own investment objective(s) and policies.

  Shares of the Series are offered only to insurance company separate accounts to serve as the funding vehicle for certain variable annuity and life insurance contracts ("Contract" or "Contracts").

  THE CONTRACTS INVOLVE CERTAIN FEES AND EXPENSES NOT DESCRIBED IN THIS PROSPECTUS AND ALSO MAY INVOLVE CERTAIN RESTRICTIONS OR LIMITATIONS ON THE ALLOCATION OF PURCHASE PAYMENTS OR CONTRACT VALUES TO ONE OR MORE FUNDS OF THE SERIES. IN PARTICULAR, CERTAIN FUNDS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT. SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING FUND FEES AND EXPENSES OF THE CONTRACT AND ANY APPLICABLE RESTRICTIONS OR LIMITATIONS. THE SERIES OFFERS TWO CLASSES OF SHARES TO
INVESTORS: CLASS 1 SHARES AND CLASS 2 SHARES. THIS PROSPECTUS OFFERS ONLY CLASS 1 SHARES AND IS FOR USE WITH CONTRACTS THAT MAKE CLASS 1 SHARES AVAILABLE.

  The GLOBAL GROWTH FUND seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world.

  The GLOBAL SMALL CAPITALIZATION FUND seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled around the world with relatively small market capitalizations (share price times the number of
equity securities outstanding). THE FUND WILL BECOME AVAILABLE ON        ,
1998; HOWEVER, IT MAY NOT BE AVAILABLE IN ALL STATES ON THAT DATE.

  The GROWTH FUND seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

  The INTERNATIONAL FUND seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled outside the United States.

  The GROWTH-INCOME FUND seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

  The ASSET ALLOCATION FUND seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed-income securities and money market instruments in any combination.

  The BOND FUND seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

  The HIGH-YIELD BOND FUND seeks high current income and secondarily seeks capital appreciation by investing primarily in intermediate- and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. In addition to other risks, high-yield, high-risk bonds (also known as "junk bonds") are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher rated bonds.

  The U.S. GOVERNMENT/AAA-RATED SECURITIES FUND seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

  The CASH MANAGEMENT FUND seeks high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  This prospectus presents information you should know before investing in the Series. You should keep it on file for future reference.

  More detailed information about the Series, including the Series' financial statements, is contained in the statement of additional information dated April 1, 1998, which has been filed with the Securities and Exchange Commission and is available to you without charge, by writing to the Secretary of the Series at the above address or telephoning 800/421-0180.

 YOU MAY LOSE MONEY  BY INVESTING IN THE FUNDS.  GENERALLY, THE LIKELIHOOD OF
  LOSS  IS  GREATER  IF YOU  INVEST  FOR  A  SHORTER PERIOD  OF  TIME.  YOUR
    INVESTMENT  IN THE  SERIES  IS  NOT A  DEPOSIT  OR  OBLIGATION  OF, OR
     INSURED, OR  GUARANTEED BY, ANY ENTITY OR PERSON  INCLUDING THE U.S.
       GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

  THESE SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY  THE SECURITIES
     AND  EXCHANGE  COMMISSION  NOR   HAS  THE  SECURITIES  AND  EXCHANGE
        COMMISSION  PASSED  UPON  THE  ACCURACY OR  ADEQUACY  OF  THIS
           PROSPECTUS. ANY  REPRESENTATION  TO  THE  CONTRARY  IS A
                             CRIMINAL OFFENSE.

 THIS PROSPECTUS IS  VALID ONLY WHEN  ACCOMPANIED BY A  CURRENT PROSPECTUS OF
  THE  APPLICABLE  CONTRACT. THIS  PROSPECTUS  AND  THE APPLICABLE  CONTRACT
   PROSPECTUS  SHOULD  BE  READ  CAREFULLY AND  THEN  RETAINED  FOR  FUTURE
                                REFERENCE.

                 The date of this prospectus is April 1, 1998

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
   The following condensed financial information for 1991 through 1996 has been derived from financial statements which have been audited by Price Waterhouse LLP, independent accountants. The information for the years prior to 1991 was audited by other independent accountants. This information should be read in conjunction with the financial statements and accompanying notes which are included in the statement of additional information.

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                             Global Growth Fund/8/

1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                  Growth Fund

1987     $15.66     $ .14        $ (.78)         $ (.64)         $ (.11)         $ (.34)       $ (.45)         $14.57
1988      14.57       .33          2.85            3.18            (.28)           (.61)         (.89)          16.86
1989      16.86       .49          6.01            6.50            (.45)            --           (.45)          22.91
1990      22.91       .54         (2.27)          (1.73)           (.56)           (.64)        (1.20)          19.98
1991      19.98       .41          4.48            4.89            (.47)           (.22)         (.69)          24.18
1992      24.18       .29          4.25            4.54            (.31)/3/         --           (.31)          28.41
1993      28.41       .25          4.13            4.38            (.24)           (.21)         (.45)          32.34
1994      32.34       .24           .69             .93            (.24)          (1.09)        (1.33)          31.94
1995      31.94       .33         10.63           10.96            (.29)           (.80)        (1.09)          41.81
1996      41.81       .24          5.17            5.41            (.29)          (3.40)        (3.69)          43.53
1997           (To be supplied by amendment)

---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1987       (4.34)%      $   99         .63%         .97%        7.01 cents  14.0%
1988       22.34            48         .72         1.72         7.36         7.1/2/
1989       38.87           173         .60         2.97         7.53        29.2
1990       (7.87)          304         .59         3.00         7.26        16.8
1991       24.90           700         .56         1.94         6.81         9.8
1992       18.90         1,212         .53         1.15         6.89        11.2
1993       15.59         1,737         .50          .86         6.43        20.4
1994        2.92         2,027         .49          .78         6.09        29.6
1995       35.35         3,154         .47          .92         5.91       35.47
1996       14.32         3,860         .44          .61         5.42       30.88
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                             International Fund/4/

1990     $10.00     $ .11        $ (.62)         $ (.51)         $ (.04)            --         $ (.04)         $ 9.45
1991       9.45       .22           .59             .81            (.24)            --           (.24)          10.02
1992      10.02       .19          (.09)            .10            (.21)         $ (.02)         (.23)           9.89
1993       9.89       .17          2.50            2.67            (.16)            --           (.16)          12.40
1994      12.40       .25          1.04            1.29            (.20)           (.22)         (.42)          13.27
1995      13.27       .34          1.02            1.36            (.33)           (.41)         (.74)          13.89
1996      13.89       .28          1.96            2.24            (.31)           (.29)         (.60)          15.53
1997           (To be supplied by amendment)

---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1990       (5.08)%      $   66        1.03%/5/     3.18%/5/     3.74 cents   4.5%
1991        8.67           197        1.04         2.62         2.43         8.2
1992         .90           360        1.00         2.11         1.22        16.7
1993       27.20           840         .96         1.75          .23        17.7
1994       10.48         1,405         .80         2.03         1.01        19.7
1995       10.78         1,703         .75         2.64          .16       24.66
1996       16.66         2,370         .69         1.99         1.24       32.08
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                              Growth-Income Fund

1987     $17.46     $ .47        $(1.87)         $(1.40)         $ (.46)         $ (.08)       $ (.54)         $15.52
1988      15.52       .72          2.66            3.38            (.68)           (.18)         (.86)          18.04
1989      18.04       .78          3.93            4.71            (.74)           (.58)        (1.32)          21.43
1990      21.43       .82         (1.91)          (1.09)           (.86)           (.25)        (1.11)          19.23
1991      19.23       .75          2.63            3.38            (.79)           (.10)         (.89)          21.72
1992      21.72       .65          2.74            3.39            (.67)           (.27)         (.94)          24.17
1993      24.17       .63          2.12            2.75            (.63)           (.28)         (.91)          26.01
1994      26.01       .68           .14             .82            (.65)           (.88)        (1.53)          25.30
1995      25.30       .73          7.20            7.93            (.73)          (1.03)        (1.76)          31.47
1996      31.47       .71          5.55            6.26            (.74)          (1.26)        (2.00)          35.73
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1987       (8.59)%      $  217         .59%        2.85%        7.04 cents   6.8%
1988       22.13           102         .67         3.59         7.60        14.3/2/
1989       27.32           305         .58         4.94         7.18        16.7
1990       (5.27)          535         .56         4.77         7.80         9.7
1991       17.83         1,022         .56         3.80         7.23        11.1
1992       15.90         1,704         .52         3.01         7.46        13.6
1993       11.63         2,436         .49         2.66         7.02        24.9
1994        3.21         2,740         .47         2.72         6.39        29.3
1995       33.14         3,953         .44         2.70         6.21       26.91
1996       21.02         5,249         .41         2.26         5.75       31.27
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                           Asset Allocation Fund/6/

1989     $10.00     $ .08        $  .10          $  .18          $ (.01)            --         $ (.01)         $10.17
1990      10.17       .50          (.75)           (.25)           (.42)            --           (.42)           9.50
1991       9.50       .53          1.11            1.64            (.55)            --           (.55)          10.59
1992      10.59       .48           .94            1.42            (.49)         $ (.05)         (.54)          11.47
1993      11.47       .51           .67            1.18            (.49)           (.15)         (.64)          12.01
1994      12.01       .51          (.57)           (.06)           (.52)           (.18)         (.70)          11.25
1995      11.25       .50          2.69            3.19            (.50)           (.17)         (.67)          13.77
1996      13.77       .53          1.89            2.42            (.53)           (.48)        (1.01)          15.18
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1989        1.70 %      $   33         .59%/5/     5.78%/5/     3.20 cents   --
1990       (2.34)          106         .64         6.70         6.83        14.4%
1991       17.63           194         .59         5.56         7.42        15.1
1992       13.69           359         .57         4.73         7.12        19.7
1993       10.59           578         .55         4.66         6.85        19.0
1994        (.54)          637         .53         4.55         6.38        36.1
1995       29.45           870         .52         4.11         6.27       39.89
1996       18.65         1,141         .49         3.88         5.60       50.62
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                                 Bond Fund/7/

1996     $10.00     $ .40        $  .16          $  .56          $ (.25)            --         $ (.25)         $10.31
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1996        5.74 %      $   77        .52%/8/      6.18%         --        32.83%
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                             High-Yield Bond Fund

1987     $13.49     $1.35        $ (.94)         $  .41          $(1.36)         $ (.32)       $(1.68)         $12.22
1988      12.22      1.26           .68            1.94           (1.33)           (.17)        (1.50)          12.66
1989      12.66      1.22           .10            1.32           (1.16)            --          (1.16)          12.82
1990      12.82      1.33         (1.02)            .31           (1.30)            --          (1.30)          11.83
1991      11.83      1.17          1.78            2.95           (1.25)            --          (1.25)          13.53
1992      13.53      1.10           .62            1.72           (1.08)            --          (1.08)          14.17
1993      14.17      1.09          1.20            2.29           (1.10)           (.19)        (1.29)          15.17
1994      15.17      1.27         (2.07)           (.80)          (1.23)           (.25)        (1.48)          12.89
1995      12.89      1.32          1.10            2.42           (1.32)            --          (1.32)          13.99
1996      13.99      1.28           .54            1.82           (1.30)            --          (1.30)          14.51
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1987        2.96 %      $   70         .63%       10.89%         --         61.9%
1988       16.95            26         .77        10.62          --         23.6/2/
1989       10.85            50         .72        12.30          --         28.2
1990        2.49            58         .68        11.17          --         22.7
1991       26.22           107         .63         9.81          --         18.1
1992       13.14           197         .59         8.88          --         47.4
1993       17.09           379         .56         8.18          --         34.1
1994       (5.71)          390         .54         9.37          --         38.5
1995       19.81           534         .54        10.12          --        31.73
1996       13.75           662         .53         9.27          --        44.81
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                   U.S. Government/AAA-Rated Securities Fund

1987     $11.62     $ .85        $(1.21)         $ (.36)         $ (.79)            --         $ (.79)         $10.47
1988      10.47       .93           .02             .95            (.97)            --           (.97)          10.45
1989      10.45       .78           .30            1.08            (.79)            --           (.79)          10.74
1990      10.74       .83          (.11)            .72            (.80)            --           (.80)          10.66
1991      10.66       .77           .58            1.35            (.79)            --           (.79)          11.22
1992      11.22       .75           .32            1.07            (.76)            --           (.76)          11.53
1993      11.53       .74           .68            1.42            (.75)         $ (.05)         (.80)          12.15
1994      12.15       .76         (1.30)           (.54)           (.74)           (.07)         (.81)          10.80
1995      10.80       .82           .71            1.53            (.81)            --           (.81)          11.52
1996      11.52       .83          (.24)            .59            (.82)            --           (.82)          11.29
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------
1987       (3.17)%      $   47         .67%        8.24%         --        105.6%
1988        9.50            28         .77         8.32          --         47.5/2/
1989       10.82            78         .66         8.61          --         14.5
1990        7.11           126         .61         8.58          --         24.0
1991       13.24           240         .58         7.91          --         27.1
1992        9.83           360         .57         7.08          --         40.0
1993       12.65           505         .55         6.42          --         21.7
1994       (4.58)          463         .54         6.69          --         45.2
1995       14.73           542         .54         7.37          --        30.11
1996        5.49           512         .53         7.33          --        30.45
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                             Cash Management Fund

1987     $10.65     $ .54        $  .08          $  .62          $ (.54)            --         $ (.54)         $10.73
1988      10.73       .60           .11             .71            (.56)            --           (.56)          10.88
1989      10.88       .81           .12             .93            (.81)            --           (.81)          11.00
1990      11.00       .71           .13             .84            (.70)            --           (.70)          11.14
1991      11.14       .62           .01             .63            (.66)            --           (.66)          11.11
1992      11.11       .35           .01             .36            (.43)            --           (.43)          11.04
1993      11.04       .29           --              .29            (.31)            --           (.31)          11.02
1994      11.02       .37           .02             .39            (.32)            --           (.32)          11.09
1995      11.09       .63          (.02)            .61            (.59)            --           (.59)          11.11
1996      11.11       .54           .01             .55            (.54)            --           (.54)          11.12
1997           (To be supplied by amendment)
---------------------------------------------------------------------------------------------------------------------------
                                    Ratio of   Ratio of net    Average
Period                Net assets,   expenses    income to    commissions Portfolio
ended                end of period to average    average      paid per   turnover
11/30   Total return (in millions) net assets   net assets    share/1/     rate
------- ------------ ------------- ----------- ------------- ----------- ----------

1987        6.01 %      $   57         .68%        5.90%         --          --
1988        6.88            31         .76         6.75          --          --
1989        8.90            58         .68         8.26          --          --
1990        7.91           143         .60         7.48          --          --
1991        5.84           163         .58         5.65          --          --
1992        3.31           197         .53         3.24          --          --
1993        2.67           206         .51         2.57          --          --
1994        3.59           221         .49         3.60          --          --
1995        5.65           193         .49         5.37          --          --
1996        5.09           240         .47         4.94          --          --
1997           (To be supplied by amendment)

------
 1. Brokerage commissions paid on       4. Commenced operations May 1, 1990.
    portfolio transactions increase     5. Annualized
    the cost of securities purchased    6. Commenced operations August 1,
    or reduce the proceeds of              1989.
    securities sold, and are not        7. Commenced operations January 2,
    separately reflected in the            1996.
    funds' statement of operations.     8. Commenced operations April 30,
    Shares traded on a principal           1997.
    basis (without commissions),        9. Based on operations for the period
    such as fixed-income                   shown and, accordingly, not
    transactions, are excluded.            representative of a full year's
    Generally, non-U.S. commissions        operations.
    are lower than U.S. commissions     No information is presented for the
    when expressed as cents per         Global Small Capitalization Fund since
    share but higher when expressed     it had no investment operations as of
    as a percentage of transactions     April 1, 1998.
    because of the lower per-share
    prices of many non-U.S.
    securities.
 2. Percentages are exclusive of the redemption in kind which occurred March 29, 1988.
 3. Amount includes net realized
    short-term gains treated as net
    investment income for federal
    income tax purposes.

--------------------------------------------------------------------------------





          INVESTMENT   THE FUNDS The Series consists of ten funds, each
      OBJECTIVES AND   representing a separate fully managed diversified
     POLICIES OF THE   portfolio of securities. The ten funds are the
               FUNDS   Global Growth Fund, the Global Small Capitaliza-
                       tion Fund, the Growth Fund, the International
 The Series consists   Fund, the Growth-Income Fund, the Asset Alloca-
  of ten funds, each   tion Fund, the Bond Fund, the High-Yield Bond
        with its own   Fund, the U.S. Government/AAA-Rated Securities
          investment   Fund and the Cash Management Fund. The Series of-
    objective(s) and   fers two classes of fund shares: Class 1 shares
           policies.   and Class 2 shares. This prospectus offers Class
                       1 shares only. The Board of Trustees may estab-lish additional funds and classes in the future.
                       The investment objective(s) and policies of each fund are discussed below. Investment policy lim-its as stated below are measured at the time of purchase. MORE INFORMATION ON THE FUNDS IS CON-
                       TAINED IN THE SERIES' STATEMENT OF ADDITIONAL IN-
                       FORMATION.

                       Shares of the Series are currently offered only to separate accounts of various insurance compa-nies to serve as the underlying investment for both variable annuity and variable life insurance contracts. All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other con-siderations, the interests of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will moni-tor the Series' operations for any material con-flicts and determine what action, if any, should be taken.

                       INVESTMENT RESTRICTIONS Each fund's fundamental investment restrictions (as described in the statement of additional information) and objec-tive(s) may not be changed without shareholder approval. All other investment practices may be changed by the Series' Board of Trustees.

   The Global Growth   GLOBAL GROWTH FUND The investment objective of
       Fund seeks to   the Global Growth Fund is to achieve long-term
    provide you with   growth of capital by investing in securities of
 long-term growth of   issuers domiciled around the world.
   capital generally
     by investing in   The fund will invest primarily in common stocks
   equity securities   under normal market conditions. These securities
          of issuers   may be denominated in various currencies.The fund
    domiciled around   may also invest in securities through depositary
          the world.   receipts which may be denominated in various cur-
                       rencies. For example, the fund may purchase Amer-ican Depositary Receipts which are U.S. dollar denominated securities designed for use in the U.S. securities markets which represent and may be converted to the underlying security.

                       When prevailing market, economic, political or currency conditions warrant, the fund may invest in other securities such as preferred stock, debt securities and other securities convertible into common stock. The fund may also invest in straight debt securities (generally rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent qual-ity by the fund's investment adviser, Capital Re-search and Management Company). Up to 10% of the fund's assets may be invested in lower rated straight debt securities (including securities commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the various bond ratings, and "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. In addi-tion, the fund may at times hold a portion of its assets in cash and money market instruments de-nominated in U.S. dollars or other currencies. See "Securities and Investment Techniques--Money Market Instruments."

                       Investments may be made from time to time in se-curities of companies domiciled in, or govern-ments of, developing countries. See "Securities and Investment Techniques--Investing in Various Countries."

--------------------------------------------------------------------------------

                       The fund has the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. See "Securities and Investment Techniques--Cur-rency Transactions."

                       Under normal market conditions, the fund will in-vest in issuers domiciled in at least three coun-tries, with no more than 40% of its assets in-vested in issuers domiciled in any one country. (In determining the domicile of an issuer, Capi-tal Research and Management Company takes into account such factors as where the company is le-gally organized, where it maintains principal corporate offices and where it conducts its prin-cipal operations.)

    The Global Small   GLOBAL SMALL CAPITALIZATION FUND The investment
 Capitalization Fund   objective of the Global Small Capitalization Fund
    seeks to provide   is long-term growth of capital.
  you with long-term
   growth of capital   The fund seeks to achieve its objective by in-
     by investing in   vesting primarily in equity securities of issuers
   equity securities   domiciled around the world with relatively small
          of issuers   market capitalizations (share price times the
    domiciled around   number of equity securities outstanding). In se-
      the world with   lecting investments, the fund emphasizes compa-
          relatively   nies that are believed by Capital Research and
        small market   Management Company to have the potential for
    capitalizations.   growth. Current income is not a consideration.

                       Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of small capitalization issuers, typically having individual market capitalizations of approximately $50 million to $1.2 billion; however, the fund will not necessarily sell stocks because they fall outside this range due to market conditions.

                       The fund's assets may also be held in cash or high-quality cash equivalents, government or cor-porate debt securities denominated in U.S. dol-lars or other currencies for liquidity purposes or when, in the opinion of Capital Research and Management Company, prevailing market conditions indicate that it is desirable to do so; in addi-tion, the fund may enter into repurchase agree-ments. Under normal market conditions the fund will invest no more than 35% of its total assets in such securities.

                       When prevailing market, economic, political or currency conditions warrant, assets may also be invested in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by any national rating service or determined to be of equivalent quality by Capital Research and Management Company), government securities or nonconvertible preferred stocks. These securities may also be issued by entities domiciled outside the U.S. See "Securities and Investment Techniques--Investing in Various Countries" below.

     The Growth Fund   GROWTH FUND The investment objective of the
seeks to provide you   Growth Fund is growth of capital. Whatever cur-
      with growth of   rent income is generated by the fund is likely to
            capital.   be incidental to the objective of capital growth.
                       Ordinarily, the fund seeks to achieve this objec-tive by investing primarily in common stocks or securities with common stock characteristics.
                       When the outlook for common stocks is not consid-ered promising, for temporary defensive purposes, a substantial portion of the assets may be in-vested in securities of the U.S. Government, its agencies and instrumentalities, cash, and money market instruments. See "Securities and Invest-ment Techniques" below.

                       The fund's assets may be invested in securities of non-U.S. issuers, which are generally denomi-nated in currencies other than the U.S. dollar, although there is no requirement that the fund maintain investments in non-U.S. issuers. See "Securities and Investment Techniques--Investing in Various Countries" below.

--------------------------------------------------------------------------------

                       Up to 10% of the fund's assets may be invested in straight debt securities rated BB or below by Standard & Poor's Corporation and Ba or below by Moody's Investors Services, Inc. or in unrated securities that are determined to be of equiva-lent quality, provided the fund's investment ad-viser, Capital Research and Management Company, determines that these securities have character-istics similar to the equity securities eligible for purchase by the fund. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk bonds," carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a further description of the various bond ratings, and "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. As of the last day of the fund's most recent fiscal year, the fund did not hold any junk bonds.

   The International   INTERNATIONAL FUND The investment objective of
        Fund aims to   the International Fund is to achieve long-term
    provide you with   growth of capital by investing primarily in secu-
    long-term growth   rities of issuers domiciled outside the United
        ofcapital by   States. The fund's investment approach is based
         investingin   on the belief that economic and political devel-
          securities   opments have helped to create new opportunities
           ofissuers   outside the U.S.
    domiciledoutside
            the U.S.   The fund may also invest in securities through
                       depositary receipts which may be denominated in various currencies. For example, the fund may purchase American Depositary Receipts which are U.S. dollar denominated securities designed for use in the U.S. securities markets which repre-sent and may be converted to the underlying secu-rity.

                       When prevailing market, economic, political or currency conditions warrant, the fund may invest in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality by Capital Research and Management Company), government securities, or nonconvertible preferred stocks. Up to 5% of the fund's assets may also be invested in lower rated straight debt securities (including securities commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the various bond ratings. These securities may also be issued by non-U.S. entities.

                       The fund has the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. See "Securities and Investment Techniques--Cur-rency Transactions."

                       Under normal circumstances, the fund will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domi-ciled outside the U.S., including those domiciled in developing countries. The fund may at times hold a portion of its assets in various curren-cies or in cash equivalents which may be denomi-nated in U.S. dollars or other currencies (in-cluding U.S. Government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high-quality short-term debt securities). See "Securities and Investment Techniques--Investing in Various Coun-tries." Additionally, for temporary defensive purposes, the fund may at times maintain all or any part of its assets in cash and cash equiva-lents.

   The Growth-Income   GROWTH-INCOME FUND The investment objective of
       Fund seeks to   the Growth-Income Fund is growth of capital and
    provide you with   income. In the selection of securities for in-
  capital growth and   vestment, the possibilities of appreciation and
             income.   potential dividends are given more weight than
                       current yield. Ordinarily, the fund will invest primarily in common stocks. However, the fund may invest in other types of securities,

--------------------------------------------------------------------------------

                       including other equity-type securities (such as convertible bonds), bonds (and other types of fixed-income securities) and money market instru-ments, to the extent consistent with its invest-ment objective.

                       Up to 5% of the fund's assets may be invested in straight debt securities rated BB or below by Standard & Poor's Corporation and Ba or below by Moody's Investors Services, Inc. or in unrated securities that are determined to be of equiva-lent quality by Capital Research and Management Company. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk bonds," carry a higher degree of investment risk than higher rated bonds and are considered specu-lative. See the Appendix for a description of the various bond ratings.

                       Up to 10% of the fund's assets may be invested in the equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market), provided those securities are either held through depositary receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. Since the fund limits its investments in non-U.S. securities as described above, the fund has no current intention to engage in forward currency transactions. See "Securities and Investment Techniques--Investing in Various Countries."

           The Asset   ASSET ALLOCATION FUND The investment objective of
     Allocation Fund   the Asset Allocation Fund is high total return
 aims to provide you   (including income and capital gains) consistent
     with high total   with preservation of capital over the long term.
          return and   The fund seeks to achieve its objective by in-
     preservation of   vesting in a diversified portfolio that can in-
    capital over the   clude common stocks and other equity-type securi-
          long-term.   ties (such as convertible bonds), bonds and other
                       intermediate- and long-term fixed income securi-ties, and money market instruments (debt securi-ties maturing in one year or less).

                       Capital Research and Management Company will determine the relative mix of equities, fixed-in-come securities and money market instruments for the fund's portfolio. The determination will be based on its view of long-term economic and market trends and the relative risks and opportuni-ties for long-term total return of the different classes of assets. Under normal conditions, Capital Research and Management Company expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities;
                       20% to 50% in fixed-income securities, and 0% to 40% in money market instruments. Capital Research and Management Company does not intend to make frequent shifts within these broad ranges. Rather it intends in normal situations to make any shifts in the fund's asset allocation gradually over time based on its views of long-term trends and conditions.

                       Up to 10% of the fund's assets may be invested in the equity securities of issuers domiciled out-side the U.S., provided those securities are ei-ther held through depositary receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. Since the fund limits its investments in non-U.S. equity securities as such, the fund has no current intention to engage in forward currency transactions. See "Securities and Investment Techniques--Investing in Various Countries."

                       The fund's fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by Standard & Poor's Corporation or Baa or better by Moody's Investors Service, Inc., or that are unrated but considered by Capital Research and Management Company to be of equivalent credit quality. Up to 25% of the fund's fixed-income assets may be in-vested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Secu-rities rated Ba and BB or below or unrated secu-rities that are determined to be of equivalent quality (commonly known as "junk" or

--------------------------------------------------------------------------------

                       "high-yield, high-risk" bonds) are subject to special review before purchase. These bonds are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yield-ing, higher-rated bonds. See the Appendix for a further description of the various bond ratings, and "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. During the previous fiscal year, the approximate monthly average percentages of the Asset Allocation Fund's fixed-income net assets based on the higher of the Moody's or S&P rating categories
                       were: Aaa/AAA --     %; Aa/AA --     %; A/A --
                            %; Baa/BBB --     %; Ba/BB --     %; B/B --
                            %; and Caa/CCC --     %. Non-rated invest-
                       ments (including equity-type securities) and cash
                       or cash equivalents amounted to      % and
                            %, respectively, of the fund's assets.

                       The fund's investments in non-U.S. fixed-income securities will be concentrated in securities is-sued or guaranteed as to principal and interest by foreign governments or their agencies or in-strumentalities or by multinational agencies. The fund may purchase and sell currencies to facili-tate settlement of trades; however, it does not currently intend to enter into forward currency contracts.

 The Bond Fund seeks   BOND FUND The investment objective of the Bond
 to provide you with   Fund is to provide as high a level of current in-
 high current income   come as is consistent with the preservation of
    while preserving   capital. The fund invests in a broad variety of
       your capital.   fixed-income securities, including marketable
                       corporate debt securities, loan participations,
                       U.S. Government securities, mortgage-related se-curities, other asset-backed securities and cash or money market instruments. Normally, at least
                       65% of the fund's assets will be invested in bonds. (For this purpose, bonds are considered any debt securities having initial maturities in excess of one year.) In addition, the fund may invest up to 20% in preferred stocks.

                       At least 65% of the value of the fund's assets, measured at the time of purchase, must be in-vested in debt securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent qual-ity by Capital Research and Management Company. Securities rated Baa or BBB have speculative characteristics. See the Appendix for a descrip-tion of the various bond ratings.

                       At least 35% of the value of the fund's assets must be invested in debt securities that are rated A or better or, if not rated, determined to be of equivalent quality.

                       Up to 35% of the assets of the fund may be in-vested in debt securities rated Ba and BB or be-low, or in unrated securities that are determined to be of equivalent quality. These securities may be rated as low as Ca by Moody's or CC by S&P. See the Appendix for a further description of the various bond ratings.

                       Securities rated Ba and BB or below or unrated securities that are determined to be of equiva-lent quality (commonly known as "junk" or "high-yield, high-risk" bonds) are considered specula-tive and typically are subject to greater market fluctuations and risk of loss of income and prin-cipal due to default by the issuer than are in-vestments in lower yielding, higher-rated bonds. See "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. During the previous fiscal year, the approximate monthly average percentages of the Bond Fund's net assets based on the higher of the Moody's or S&P rating
                       categories were: Aaa/AAA --     %; Aa/AA --
                         %; A/A --     %; Baa/BBB --     %; Ba/BB --

--------------------------------------------------------------------------------

                           %; and B/B --      %. Non-rated investments
                       (including equity-type securities) and cash or
                       cash equivalents amounted to     % and      %,
                       respectively, of the fund's assets.

                       The fund may invest in fixed-income securities of corporations or governmental entities outside the U.S.; however, no more than 20% of the fund's as-sets will be invested in non-U.S. dollar denomi-nated securities including those of issuers domi-ciled in developing countries. The fund may pur-chase or sell various currencies on either a spot or forward basis in connection with non-U.S. dol-lar investments. See "Securities and Investment Techniques--Currency Transactions" below.

 The High-Yield Bond   HIGH-YIELD BOND FUND The primary investment ob-
       Fund seeks to   jective of the High-Yield Bond Fund is high cur-
    provide you with   rent income and its secondary investment objec-
 high current income   tive is capital appreciation. Under normal market
   and, secondarily,   conditions the fund will be invested in fixed-in-
             capital   come securities, with emphasis on higher yield-
       appreciation.   ing, higher risk, lower rated or unrated corpo-
                       rate bonds.

                       High-yield, high-risk bonds (also known as "junk bonds") generally include any bonds rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality by Capital Research and Management Company. Bonds rated Ba or BB or below are considered speculative. The High-Yield Bond Fund may invest without limitation in bonds rated as low as Ca by Moody's or CC by S&P (or in bonds that are unrated but determined to be of equivalent quality). In addition, the fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or in bonds that are unrated but determined to be of
                       equivalent quality). See the Appendix for a
                       further description of the various bond ratings. During the previous fiscal year, the approximate monthly average percentages of the High-Yield Bond Fund's net assets based on the higher of the Moody's or S&P rating categories were: Aaa/AAA --
                            %; Baa/BBB --     %; Ba/BB --      %; B/B --
                             %; and Caa/CCC --     %. Non-rated
                       investments (including equity-type securities)
                       and cash or cash equivalents amounted to     %
                       and     %, respectively, of the fund's assets.

                       In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that are expected by Capital Re-search and Management Company to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the fund may invest for this purpose up to 25% of its assets in common stocks or other equity or equity-related securities. Eq-uity-type securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital apprecia-tion is perceived due to an anticipated improve-ment in the issuer's credit quality or ratings.

                       Up to 25% of the fund's assets may be invested in securities of non-U.S. issuers, which are gener-ally denominated in currencies other than the U.S. dollar.

                       Under normal conditions the fund will invest pri-marily in higher yielding obligations which may include loan participations in addition to corpo-rate bonds. The fund also may invest in securi-ties of the U.S. Government, its agencies and in-strumentalities, cash, and money market instru-ments. See "Securities and Investment Techniques" below.

                       RISKS OF INVESTING IN HIGH-YIELD, HIGH-RISK
                       SECURITIES "High-yield, high risk" bonds, also known as "junk bonds," have speculative charac-teristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be

--------------------------------------------------------------------------------

                       in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly. It may be more difficult to dispose of, or to determine the value of, high-yield, high-risk bonds.

                       High-yield, high-risk bonds may be very sensitive to adverse economic changes and may be less sensitive to interest rate changes. In addition, periods of economic uncertainty and changes may increase volatility of market prices and yields of high-yield, high-risk bonds and in turn, the fund's net asset value. High-yield, high-risk bonds may contain redemption or call provisions which, if exercised during a period of declining interest rates, may cause the fund to have to replace the security with a lower yielding security, resulting in a decreased return for investors. Furthermore, there may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds.

                       Capital Research and Management Company attempts to reduce the risks described above through di-versification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legisla-tive developments.

                       There can be, of course, no assurance that the fund's investment objectives will be realized or that the net return on an investment in the fund will equal or exceed that which could have been obtained through other investment or savings ve-hicles. Contract owners should carefully review the investment objectives and policies of the fund and consider their ability to assume the risks involved before making any investment in the fund.

            The U.S.   U.S. GOVERNMENT/AAA-RATED SECURITIES FUND The in-
     Government/AAA-   vestment objective of the U.S. Government/AAA-
    Rated Securities   Rated Securities Fund is a high level of current
        Fund aims to   income consistent with prudent investment risk
    provide you with   and preservation of capital. It seeks to achieve
 high current income   its objective by investing primarily in a combi-
    while preserving   nation of (i) securities guaranteed by the U.S.
       your capital.   Government (i.e., backed by the full faith and
                       credit of the United States) and (ii) other debt securities (including corporate bonds) rated AAA by Standard & Poor's Corporation or Aaa by
                       Moody's Investors Service, Inc. (or unrated but determined to be of equivalent quality by Capital
                       Research and Management Company). The fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S.
                       dollar denominated and highly liquid. Except when the fund is in a temporary defensive investment position, at least 65% of its total assets will be invested in these securities, including secu-rities held subject to repurchase agreements.

                       The fund anticipates that it will invest in Gov-ernment National Mortgage Association ("GNMA") certificates, which are mortgage-backed securi-ties representing part ownership of a pool of mortgage loans on which timely payment of inter-est and principal is guaranteed by the U.S. Gov-ernment. The fund also may invest in securities issued by U.S. Government agencies or instrumen-talities that are not backed by the full faith and credit of the U.S. Government; in short-term debt securities of private issuers (including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 by S&P or Prime-1 by Moody's); and in securities issued by finan-cial institutions such as commercial banks, sav-ings and loan associations, mortgage bankers and securities broker-dealers which represent a di-rect or indirect interest in a pool of mortgages. See "Securities and Investment Techniques" below. The fund may not purchase any security, other than a U.S. Government security or a short-term debt security described above, that is not rated AAA by S&P or Aaa by Moody's (or that is unrated but determined to be of equivalent quality by Capital Research and Management Company). Howev-er, if the rating of a security currently being held by the fund is reduced below AAA or Aaa the fund is not required to dispose of the security.

--------------------------------------------------------------------------------

 The Cash Management   CASH MANAGEMENT FUND The investment objective of
       Fund seeks to   the Cash Management Fund is high current yield
    provide you with   while preserving capital. It seeks to achieve
  high current yield   this objective by investing in high quality money
    while preserving   market instruments that mature, or may be re-
            capital.   deemed or resold, in 13 months or less (25 months
                       or less in the case of U.S. Government securi-
                       ties). The fund invests only in such instruments that are determined, in accordance with proce-dures established by the Series' Board of Trust-ees, to present minimal credit risks. The fund's investments may include, but are not limited to, commercial paper rated in the highest rating cat-egory by Moody's Investors Service, Inc. and
                       Standard & Poor's Corporation, instruments is-sued, guaranteed or insured by the U.S. Govern-ment, its agencies or instrumentalities as to the payment of principal and interest, and other se-curities rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating cat-egory by Moody's or S&P. The fund also may enter into repurchase agreements. See "Securities and Investment Techniques" below.

                       Although there is no guarantee that the fund's investment objective will be achieved, invest-ments in the Cash Management Fund should present the least market risk of any of the funds because it invests only in high-quality short-term debt obligations. However, an investment in this fund is subject to the risks of changes in market in-terest rates and of the economy as a whole. Note that the return on an investment in the Cash Man-agement Fund should not be the same as the return on an investment in a money market fund which is available directly to the public, even where gross yields are equivalent, due to the fees im-posed at the Contract level. The Cash Management Fund yield for the seven days ended November 30,
                       1997 was     % on an annualized basis.

      SECURITIES AND   EQUITY SECURITIES Equity securities represent an
          INVESTMENT   ownership position in a company. These securities
          TECHNIQUES   include common stocks, preferred stocks, and
                       securities with equity conversion or purchase
    The ten funds of   rights. The prices of equity securities fluctuate
   the Series invest   based on changes in the financial condition of
   in a wide variety   their issuers and on market and economic
 of securities which   conditions. The funds' results will be related to
      are subject to   the overall market for these securities.
  varying degrees of
               risk.   DEBT SECURITIES Bonds and other debt securities
                       are used by issuers to borrow money. Issuers pay investors interest and must repay the amount bor-rowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

                       U.S. GOVERNMENT SECURITIES Securities guaranteed by the U.S. Government include: (1) direct obli-gations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and inter-est by the U.S. Treasury.

                       Certain securities issued by U.S. Government in-strumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the dis-cretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing gov-ernment agency or instrumentality.

                       MORTGAGE-RELATED SECURITIES The funds may invest in Government National Mortgage Association
                       (GNMA) certificates and the U.S. Government/AAA-Rated Securities Fund expects to invest substan-tially in these and

--------------------------------------------------------------------------------

                       other mortgage-related securities. GNMA certifi-cates are securities representing part ownership of a pool of mortgage loans on which timely pay-ment of interest and principal is guaranteed by the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than re-turned in a lump sum at maturity.

                       Although the mortgage loans in the pool will have stated maturities of up to 30 years, the actual average life or effective maturity of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Due to the prepayment feature and the need to reinvest prepayments of principal at current market rates, which may occur at higher or lower yields than the original yield, GNMA certificates may be less effective than typical bonds at "locking in" yields during periods of declining interest rates.

                       The funds also may invest in securities repre-senting interests in pools of conventional mort-gage loans issued by the Federal National Mort-gage Association (FNMA) or by the Federal Home Loan Mortgage Corporation (FHLMC).

                       In addition, the funds may invest in collateral-ized mortgage obligations (CMOs) and mortgage-backed bonds. A CMO is made up of a series of bonds of varying maturities that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of prin-cipal and interest are dedicated to payment of principal and interest on the bonds. Mortgage-backed bonds are general obligations fully col-lateralized directly or indirectly by a pool of mortgages, but on which payments are not passed through directly. The funds will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA, or FHLMC and or mortgages insured by GNMA.

                       MONEY MARKET INSTRUMENTS The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months in the case of U.S. government securities). These include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (3) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (4) savings association obligations (certificates of deposit issued by savings banks or savings and loan associations). Although certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

                       REPURCHASE AGREEMENTS The funds may enter into repurchase agreements, under which they buy a se-curity and obtain a simultaneous commitment from the seller to repurchase a security at a speci-fied time and price. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price including ac-crued interest as monitored daily by Capital Re-search and Management Company. If the seller un-der the repurchase agreement defaults, a fund may incur a loss if the value of the collateral se-curing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy pro-ceedings are commenced with respect to the sell-er, liquidation of the collateral by a fund may be delayed or limited.

--------------------------------------------------------------------------------

                       FORWARD COMMITMENTS The funds may enter into com-mitments to purchase or sell securities at a fu-ture date. When a fund agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to de-liver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could experience a loss.

                       The Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund also may en-ter into "roll" transactions, which consist of the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of owner-ship, including the risk of price and yield fluc-tuations as of the time of the agreement.

                       U.S. PRIVATE PLACEMENTS The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in private placements. Private placements may be either purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in such private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act (for example, private placements sold pursuant to Rule 144A). Accordingly, all such private placements will be considered illiquid unless they have been specifically determined to be liquid taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the Series' Board of Trustees. Additionally, investing in private placement securities could have the effect of increasing the level of illiquidity of a fund's portfolio to the extent that "qualified" institutional investors become, for a period of time, uninterested in purchasing these securities.

                       INVESTING IN VARIOUS COUNTRIES The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. which may be denomi-nated in currencies other than the U.S. dollar. Investing outside the U.S. can involve special risks, particularly in certain developing coun-tries, caused by, among other things; fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and set-tling portfolio transactions or in receiving pay-ment of dividends. However, in the opinion of Capital Research and Management Company, invest-ing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

                       Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

                       The Growth-Income Fund and the Asset Allocation Fund may invest in the equity securities of issuers domiciled outside the U.S., provided those

--------------------------------------------------------------------------------

                       securities are either held through depositary re-ceipts which are U.S. dollar denominated or are traded on the New York Stock Exchange, and the Asset Allocation Fund may invest in non-U.S. fixed-income securities denominated in currencies other than the U.S. dollar. In addition, the U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or govern-mental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

                       CURRENCY TRANSACTIONS The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Bond Fund and the High-Yield Bond Fund may purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. The Asset Allocation Fund may purchase and sell currencies to facilitate settlements of fixed-income securities transactions but has no current intention of entering into forward currency contracts. While entering into forward transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds generally will not attempt to protect against all potential changes in exchange rates.

--------------------------------------------------------------------------------

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolios of the funds are divided into segments which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by each fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may, from time to time, make investment decisions with respect to a portion of each fund's portfolio. The primary individual portfolio counselors for the Series are listed below.

                                                                           YEARS OF EXPERIENCE AS
                                                                     PORTFOLIO COUNSELOR (AND RESEARCH
      PORTFOLIO                                                  PROFESSIONAL, IF APPLICABLE) FOR THE FUNDS
      COUNSELORS                                                                 INDICATED
    FOR THE SERIES                  PRIMARY TITLE(S)                           (APPROXIMATE)
------------------------------------------------------------------------------------------------------------
 James K. Dunton         Senior Vice President of the Series.   Growth-Income Fund--since the fund
                         Senior Vice President and Director,    began operations in 1984
                         Capital Research and Management
                         Company
------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine      Senior Vice President of the Series.   Asset Allocation Fund--since the fund
                         Senior Vice President and Director,    began operations in 1989;
                         Capital Research and Management        Bond Fund--since the fund began
                         Company                                operations in 1996;
                                                                High-Yield Bond Fund--less than one year
------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington   Vice President of the Series.          Growth-Income Fund--4 years (plus 5 years
                         Senior Vice President,                 as a research professional prior to becoming
                         Capital Research and                   a portfolio counselor for the fund)
                         Management Company
------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace      Vice President of the Series.          Global Small Capitalization Fund--
                         Executive Vice President and Director, since the fund began operations in 1998
                         Capital Research Company*              Global Growth Fund--since
                                                                the fund began operations in 1997;
                                                                International Fund--4 years
------------------------------------------------------------------------------------------------------------
 John H. Smet            Vice President of the Series.          Bond Fund--since the fund began
                         Vice President, Capital Research and   operations in 1996;
                         Management Company                     U.S. Government Fund--6 years
------------------------------------------------------------------------------------------------------------
 Timothy D. Armour       Chairman and Chief Executive Officer,  Asset Allocation Fund--2 years
                         Capital Research Company*
------------------------------------------------------------------------------------------------------------
 David C. Barclay        Executive Vice President and Director, High-Yield Bond Fund--5 years
                         Capital Research Company*
------------------------------------------------------------------------------------------------------------
 Alan N. Berro           Senior Vice President, Capital         Growth-Income Fund--2 years
                         Research Company*
------------------------------------------------------------------------------------------------------------
 Martial Chaillet        Senior Vice President, Capital         Global Growth Fund--since the fund
                         Research Company*                      began operations in 1997;
                                                                International Fund--5 years
------------------------------------------------------------------------------------------------------------
 Gordon Crawford         Senior Vice President and Director,    Global Small Capitalization Fund--
                         Capital Research and Management        since the fund began operations in 1998
                         Company                                Growth Fund--4 years (plus
                                                                5 years as a research professional
                                                                prior to becoming a
                                                                portfolio counselor for the fund)
------------------------------------------------------------------------------------------------------------
 Mark E. Denning         Director, Capital Research and         Global Small Capitalization Fund--
                         Management Company                     Since the fund began
                                                                operations in 1998
------------------------------------------------------------------------------------------------------------
 James E. Drasdo         Senior Vice President and Director,    Growth Fund--11 years
                         Capital Research and Management
                         Company
------------------------------------------------------------------------------------------------------------
 Alwyn Heong             Vice President, Capital                International Fund--2 years
                         Research Company*
------------------------------------------------------------------------------------------------------------
 Thomas H. Hough         Vice President--Investment             U.S. Government Fund--less than
                         Management Group, Capital              one year
                         Research and Management
                         Company
------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell     Senior Vice President and Director,    Growth-Income Fund--8 years (plus
                         Capital Research and Management        1 year as a research professional prior to
                         Company                                becoming a portfolio counselor for the fund)
------------------------------------------------------------------------------------------------------------


                           YEARS OF EXPERIENCE
                                   AS
                         INVESTMENT PROFESSIONAL
                              (APPROXIMATE)
                          WITH CAPITAL
                          RESEARCH AND
      PORTFOLIO            MANAGEMENT
      COUNSELORS         COMPANY OR ITS     TOTAL
    FOR THE SERIES         AFFILIATES       YEARS
------------------------------------------------------------------------------------------------------------

 James K. Dunton                  36           36
------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine               31           46
------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington            20           22
------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace               13           13
------------------------------------------------------------------------------------------------------------
 John H. Smet                     15           16
------------------------------------------------------------------------------------------------------------
 Timothy D. Armour                15           15
------------------------------------------------------------------------------------------------------------
 David C. Barclay                 10           17
------------------------------------------------------------------------------------------------------------
 Alan N. Berro                     7           12
------------------------------------------------------------------------------------------------------------
 Martial Chaillet                 26           26
------------------------------------------------------------------------------------------------------------
 Gordon Crawford                  27           27
------------------------------------------------------------------------------------------------------------
 Mark E. Denning                  15           15
------------------------------------------------------------------------------------------------------------
 James E. Drasdo                  21           26
------------------------------------------------------------------------------------------------------------
 Alwyn Heong                       6            6
------------------------------------------------------------------------------------------------------------
 Thomas H. Hough                   8           11
------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell              23           26
------------------------------------------------------------------------------------------------------------

* COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.

                                                                        YEARS OF EXPERIENCE AS
                                                            PORTFOLIO COUNSELOR (AND RESEARCH PROFESSIONAL,
      PORTFOLIO                                                      IF APPLICABLE) FOR THE FUNDS
      COUNSELORS                                                               INDICATED
    FOR THE SERIES               PRIMARY TITLE(S)                            (APPROXIMATE)
-----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal      Vice President, Capital Research and Global Growth Fund--since the fund
                       Management Company                   began operations in 1997;
                                                            Growth Fund--7 years (plus 4 years as a
                                                            research professional prior to becoming a
                                                            portfolio counselor for the fund)
-----------------------------------------------------------------------------------------------------------
 Victor M. Parachini   Senior Vice President, Capital       Asset Allocation Fund--2 years
                       Research and Management Company
-----------------------------------------------------------------------------------------------------------
 John W. Ressner       Vice President--Investment           U.S. Government Fund--less than
                       Management Group, Capital            one year
                       Research and Management Company
-----------------------------------------------------------------------------------------------------------
 Susan M. Tolson       Vice President, Capital Research     High-Yield Bond Fund--3 years
                       Company*                             (plus 3 years as a research professional prior
                                                            to becoming a portfolio counselor for the fund)
-----------------------------------------------------------------------------------------------------------
 Gregory W. Wendt      Senior Vice President and Director,  Global Small Capitalization Fund--
                       Capital Research Company*            Since the fund began operations in 1998


                            YEARS OF EXPERIENCE
                                   AS
                         INVESTMENT PROFESSIONAL
                              (APPROXIMATE)
                          WITH CAPITAL
                          RESEARCH AND
      PORTFOLIO            MANAGEMENT
      COUNSELORS        COMPANY OR ITS     TOTAL
    FOR THE SERIES        AFFILIATES       YEARS
-----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal               13           13
-----------------------------------------------------------------------------------------------------------
 Victor M. Parachini            21           36
-----------------------------------------------------------------------------------------------------------
 John W. Ressner                10           10
-----------------------------------------------------------------------------------------------------------
 Susan M. Tolson                 8           10
-----------------------------------------------------------------------------------------------------------
 Gregory W. Wendt               10           10

--------------------------------------------------------------------------------
* COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.

--------------------------------------------------------------------------------

                       It is the Series' policy to distribute to the
          DIVIDENDS,   shareholders (the insurance company separate ac-
   DISTRIBUTIONS AND   counts) all of its net investment income and cap-
               TAXES   ital gains realized during each fiscal year.


          The Series   Each fund of the Series is subject to asset di-
      distributes to   versification regulation prescribed by the U.S.
    shareholders all   Treasury Department under the Internal Revenue
      its income and   Code (the "Code"). These regulations generally
       capital gains   provide that, as of the end of each calendar
     realized during   quarter or within 30 days thereafter, no more
   each fiscal year.   than 55% of the total assets of the fund may be
                       represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all secu-rities of the same issuer are considered a single investment. Furthermore, each U.S. Government agency or instrumentality is treated as a sepa-rate issuer. There are also alternative diversi-fication tests which may be satisfied by the funds under the regulations. The Series intends to comply with the diversification regulations.
                       If a fund should fail to comply with these regu-lations, Contracts invested in that fund would not be treated as annuity, endowment or life in-surance contracts under the Code.

                       FEDERAL TAXES Each fund of the Series intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and real-ized capital gains, the fund itself is relieved of federal income tax.

                       See the applicable Contract prospectus for infor-mation regarding the federal income tax treatment of the Contracts and distributions to the sepa-rate accounts.

              SERIES   SERIES ORGANIZATION The Series, an open-end in-
    ORGANIZATION AND   vestment company, was organized as a Massachu-
          MANAGEMENT   setts business trust in 1983. The Series' Board
                       of Trustees supervises Series operations and per-forms duties required by applicable state and federal law. Members of the board who are not em-ployed by Capital Research and Management Company or its affiliates are paid for services rendered to the Series as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The
                       Board of Trustees has approved the retention of the companies listed below to provide certain services to the Series.

                       INVESTMENT ADVISER Capital Research and Manage-ment Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research and Management Com- pany, a wholly-owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Re-search and Management Company manages the invest-ment portfolios and business affairs of the Se-ries.

                       The compensation paid to the Investment Adviser for the most recent fiscal year as a percentage of average net assets amounted to the following:
                       Global Growth Fund -- . %; Growth Fund -- . %; International Fund -- . %; Growth-Income Fund
                        -- .  %; Asset Allocation Fund -- .  %; Bond
                       Fund -- .  %; High-Yield Bond Fund -- .  %;
                       U.S. Government/AAA-Rated Securities Fund --
                        .  %; and Cash Management Fund -- .  %.
                       Capital Research and Management Company has received no compensation for the Global Small Capitalization Fund because it had not commenced operations during the most recent fiscal year.

                       Capital Research and Management Company and its affiliated companies have adopted a personal in-vesting policy that is consistent with the recom-mendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the

--------------------------------------------------------------------------------





                       statement of additional information.) This policy has been incorporated into the Series' "code of ethics" which is available from the Series' Sec-retary upon request.

                       PORTFOLIO TRANSACTIONS Orders for the Series' portfolio securities transac- tions are placed by Capital Research and Management Company which strives to obtain the best available prices, taking into account the costs and quality of executions. There is no agreement or commitment to place orders with any broker-dealer. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold Contracts or have provided investment research, statistical and other re-lated services for the benefit of the Series and/or of other funds served by Capital Research and Management Company.

                       SHAREHOLDER VOTING RIGHTS All shares of the Se-ries have equal voting rights and are entitled to one vote per share with proportional voting for fractional shares; however, only shareholders of Class 2 shares will be entitled to vote on mat-ters relating either to Class 1 or Class 2 shares. There will not usually be a shareholder meeting in any year, except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940.

                       In matters which only affect a particular fund, the matter shall have been effectively acted upon by a majority vote of that fund even though: (1) the matter has not been approved by a majority vote of any other fund; or (2) the matter has not been approved by a majority vote of the Series.

                       The insurance company separate accounts, as the shareholders of the Series, have the right to vote Series shares at any meeting of sharehold-ers. However, the Contracts provide that the sep-arate accounts will vote Series shares in accor-dance with instructions received from owners of the Contracts. See the applicable Contract pro-spectus for information regarding Contract own-ers' voting rights. Since the funds use a com-bined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete dis-closure concerning any other fund contained in this prospectus.

       PURCHASES AND   Shares of the Series are currently offered only
         REDEMPTIONS   to insurance company separate accounts which fund
           OF SHARES   the Contracts. All such shares may be purchased
                       or redeemed by the separate accounts at net asset value, without any sales or redemption charges.
                       Such purchases and redemptions are made subse-quent to corresponding purchases and redemptions of units of the separate accounts without delay.

                       Except in extraordinary circumstances and as per-missible under the Investment Company Act of 1940, redemption proceeds will be paid on or be-fore the seventh day following the request for redemption.

                       PRICE OF SHARES The net asset value per share is calculated once daily at 4:00 p.m., New York time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The current value of each fund's total assets, less all liabilities, is divided by the total number of shares out-standing (excluding treasury shares), and the re-sult, rounded to the nearer cent, is the net as-set value per share.

                                   APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

  Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."

                 [LOGO OF    This prospectus has been printed on recycled
                 RECYCLED    paper that meets the guidelines of the United
                 PAPER]      States Environmental Protection Agency

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Prospectus of American Variable Insurance Series, and any authorized sales literature in connection with the offer contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer of, or solicitation of an offer to acquire, any interest or participation in the variable annuity contracts offered by this Prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

 LL24183-14                                                          26-101-498

 LL24183-14                                                          26-101-498

--------------------------------------------------------------------------------



                               American Variable
                              Insurance Series(R)

                                 Class 2 Shares

                                   Prospectus



                                 APRIL 1, 1998

                      AMERICAN VARIABLE INSURANCE SERIES
                                CLASS 2 SHARES

                             333 South Hope Street
                         Los Angeles, California 90071
                                (213) 486-9200

  American Variable Insurance Series (the "Series") is a fully managed, diversified, open-end investment company. The Series consists of ten funds, each of which has its own investment objective(s) and policies.

  Shares of the Series are offered only to insurance company separate accounts to serve as the funding vehicle for certain variable annuity and life insurance contracts ("Contract" or "Contracts").

  THE CONTRACTS INVOLVE CERTAIN FEES AND EXPENSES NOT DESCRIBED IN THIS PROSPECTUS AND ALSO MAY INVOLVE CERTAIN RESTRICTIONS OR LIMITATIONS ON THE ALLOCATION OF PURCHASE PAYMENTS OR CONTRACT VALUES TO ONE OR MORE FUNDS OF THE SERIES. IN PARTICULAR, CERTAIN FUNDS MAY NOT BE AVAILABLE IN CONNECTION WITH A PARTICULAR CONTRACT. SEE THE APPLICABLE CONTRACT PROSPECTUS FOR INFORMATION REGARDING FUND FEES AND EXPENSES OF THE CONTRACT AND ANY APPLICABLE RESTRICTIONS OR LIMITATIONS. THE SERIES OFFERS TWO CLASSES OF SHARES TO
INVESTORS: CLASS 1 SHARES AND CLASS 2 SHARES. THIS PROSPECTUS OFFERS ONLY CLASS 2 SHARES AND IS FOR USE WITH CONTRACTS THAT MAKE CLASS 2 SHARES AVAILABLE.

  The GLOBAL GROWTH FUND seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world.

  The GLOBAL SMALL CAPITALIZATION FUND seeks long-term growth of capital by investing primarily in equity securities of issuers domiciled around the world with relatively small market capitalizations (share price times the number of
equity securities outstanding). THE FUND WILL BECOME AVAILABLE ON        ,
1998; HOWEVER, IT MAY NOT BE AVAILABLE IN ALL STATES ON THAT DATE.

  The GROWTH FUND seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics, such as convertible preferred stocks, which demonstrate the potential for appreciation.

  The INTERNATIONAL FUND seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled outside the United States.

  The GROWTH-INCOME FUND seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

  The ASSET ALLOCATION FUND seeks high total return (including income and capital gains) consistent with preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term fixed-income securities and money market instruments in any combination.

  The BOND FUND seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

  The HIGH-YIELD BOND FUND seeks high current income and secondarily seeks capital appreciation by investing primarily in intermediate- and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities. In addition to other risks, high-yield, high-risk bonds (also known as "junk bonds") are subject to greater fluctuations in value and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher rated bonds.

  The U.S. GOVERNMENT/AAA-RATED SECURITIES FUND seeks a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. Government and other debt securities rated AAA or Aaa.

  The CASH MANAGEMENT FUND seeks high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  This prospectus presents information you should know before investing in the Series. You should keep it on file for future reference.

  More detailed information about the Series, including the Series' financial statements, is contained in the statement of additional information dated April 1, 1998, which has been filed with the Securities and Exchange Commission and is available to you without charge, by writing to the Secretary of the Series at the above address or telephoning 800/421-0180.

  YOU  MAY LOSE MONEY BY INVESTING  IN THE FUNDS. GENERALLY, THE  LIKELIHOOD
     OF LOSS IS GREATER IF YOU  INVEST FOR A SHORTER PERIOD OF TIME. YOUR
        INVESTMENT IN  THE SERIES IS  NOT A DEPOSIT OR  OBLIGATION OF,
           OR  INSURED,  OR GUARANTEED  BY,  ANY  ENTITY OR  PERSON
              INCLUDING  THE  U.S.  GOVERNMENT AND  THE  FEDERAL
                       DEPOSIT INSURANCE CORPORATION.

  THESE SECURITIES  HAVE NOT BEEN APPROVED OR DISAPPROVED BY  THE SECURITIES
     AND  EXCHANGE  COMMISSION  NOR   HAS  THE  SECURITIES  AND  EXCHANGE
        COMMISSION  PASSED  UPON  THE  ACCURACY OR  ADEQUACY  OF  THIS
           PROSPECTUS. ANY  REPRESENTATION  TO  THE  CONTRARY  IS A
                              CRIMINAL OFFENSE.

 THIS PROSPECTUS IS  VALID ONLY WHEN  ACCOMPANIED BY A  CURRENT PROSPECTUS OF
  THE  APPLICABLE  CONTRACT. THIS  PROSPECTUS  AND  THE APPLICABLE  CONTRACT
   PROSPECTUS  SHOULD  BE  READ  CAREFULLY AND  THEN  RETAINED  FOR  FUTURE
                                  REFERENCE.

                 The date of this prospectus is April 1, 1998

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
   The following condensed financial information for 1991 through 1996 has been derived from financial statements which have been audited by Price Waterhouse LLP, independent accountants. The information for the years prior to 1991 was audited by other independent accountants. This information should be read in conjunction with the financial statements and accompanying notes which are included in the statement of additional information.

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                                                   Global Growth Fund/8/
1997      (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------
                                                         Growth Fund

1987     $15.66     $ .14        $ (.78)         $ (.64)         $ (.11)         $ (.34)       $ (.45)         $14.57
1988      14.57       .33          2.85            3.18            (.28)           (.61)         (.89)          16.86
1989      16.86       .49          6.01            6.50            (.45)            --           (.45)          22.91
1990      22.91       .54         (2.27)          (1.73)           (.56)           (.64)        (1.20)          19.98
1991      19.98       .41          4.48            4.89            (.47)           (.22)         (.69)          24.18
1992      24.18       .29          4.25            4.54            (.31)/3/         --           (.31)          28.41
1993      28.41       .25          4.13            4.38            (.24)           (.21)         (.45)          32.34
1994      32.34       .24           .69             .93            (.24)          (1.09)        (1.33)          31.94
1995      31.94       .33         10.63           10.96            (.29)           (.80)        (1.09)          41.81
1996      41.81       .24          5.17            5.41            (.29)          (3.40)        (3.69)          43.53
1997      (To be supplied by amendment)
--------------------------------------------------------------------------------------------------------------------------

                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1987       (4.34)%       $  99         .63%         .97%        7.01 cents  14.0%
1988       22.34            48         .72         1.72         7.36         7.1/2/
1989       38.87           173         .60         2.97         7.53        29.2
1990       (7.87)          304         .59         3.00         7.26        16.8
1991       24.90           700         .56         1.94         6.81         9.8
1992       18.90         1,212         .53         1.15         6.89        11.2
1993       15.59         1,737         .50          .86         6.43        20.4
1994        2.92         2,027         .49          .78         6.09        29.6
1995       35.35         3,154         .47          .92         5.91       35.47
1996       14.32         3,860         .44          .61         5.42       30.88
1997      (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                             International Fund/4/
1990     $10.00     $ .11        $ (.62)         $ (.51)         $ (.04)            --         $ (.04)         $ 9.45
1991       9.45       .22           .59             .81            (.24)            --           (.24)          10.02
1992      10.02       .19          (.09)            .10            (.21)         $ (.02)         (.23)           9.89
1993       9.89       .17          2.50            2.67            (.16)            --           (.16)          12.40
1994      12.40       .25          1.04            1.29            (.20)           (.22)         (.42)          13.27
1995      13.27       .34          1.02            1.36            (.33)           (.41)         (.74)          13.89
1996      13.89       .28          1.96            2.24            (.31)           (.29)         (.60)          15.53
1997      (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1990       (5.08)%      $   66        1.03%/5/     3.18%/5/     3.74 cents   4.5%
1991        8.67           197        1.04         2.62         2.43         8.2
1992         .90           360        1.00         2.11         1.22        16.7
1993       27.20           840         .96         1.75          .23        17.7
1994       10.48         1,405         .80         2.03         1.01        19.7
1995       10.78         1,703         .75         2.64          .16       24.66
1996       16.66         2,370         .69         1.99         1.24       32.08
1997      (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                              Growth-Income Fund
1987     $17.46     $ .47        $(1.87)         $(1.40)         $ (.46)         $ (.08)       $ (.54)         $15.52
1988      15.52       .72          2.66            3.38            (.68)           (.18)         (.86)          18.04
1989      18.04       .78          3.93            4.71            (.74)           (.58)        (1.32)          21.43
1990      21.43       .82         (1.91)          (1.09)           (.86)           (.25)        (1.11)          19.23
1991      19.23       .75          2.63            3.38            (.79)           (.10)         (.89)          21.72
1992      21.72       .65          2.74            3.39            (.67)           (.27)         (.94)          24.17
1993      24.17       .63          2.12            2.75            (.63)           (.28)         (.91)          26.01
1994      26.01       .68           .14             .82            (.65)           (.88)        (1.53)          25.30
1995      25.30       .73          7.20            7.93            (.73)          (1.03)        (1.76)          31.47
1996      31.47       .71          5.55            6.26            (.74)          (1.26)        (2.00)          35.73
1997           (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1987       (8.59)%      $  217         .59%        2.85%        7.04 cents   6.8%
1988       22.13           102         .67         3.59         7.60        14.3/2/
1989       27.32           305         .58         4.94         7.18        16.7
1990       (5.27)          535         .56         4.77         7.80         9.7
1991       17.83         1,022         .56         3.80         7.23        11.1
1992       15.90         1,704         .52         3.01         7.46        13.6
1993       11.63         2,436         .49         2.66         7.02        24.9
1994        3.21         2,740         .47         2.72         6.39        29.3
1995       33.14         3,953         .44         2.70         6.21       26.91
1996       21.02         5,249         .41         2.26         5.75       31.27
1997      (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                                          Asset Allocation Fund/6/
1989     $10.00     $ .08        $  .10          $  .18          $ (.01)            --         $ (.01)         $10.17
1990      10.17       .50          (.75)           (.25)           (.42)            --           (.42)           9.50
1991       9.50       .53          1.11            1.64            (.55)            --           (.55)          10.59
1992      10.59       .48           .94            1.42            (.49)         $ (.05)         (.54)          11.47
1993      11.47       .51           .67            1.18            (.49)           (.15)         (.64)          12.01
1994      12.01       .51          (.57)           (.06)           (.52)           (.18)         (.70)          11.25
1995      11.25       .50          2.69            3.19            (.50)           (.17)         (.67)          13.77
1996      13.77       .53          1.89            2.42            (.53)           (.48)        (1.01)          15.18
1997           (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1989        1.70 %      $   33         .59%/5/     5.78%/5/     3.20 cents   --
1990       (2.34)          106         .64         6.70         6.83        14.4%
1991       17.63           194         .59         5.56         7.42        15.1
1992       13.69           359         .57         4.73         7.12        19.7
1993       10.59           578         .55         4.66         6.85        19.0
1994        (.54)          637         .53         4.55         6.38        36.1
1995       29.45           870         .52         4.11         6.27       39.89
1996       18.65         1,141         .49         3.88         5.60       50.62
1997      (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------
        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
------  --------- ---------- --------------- --------------- --------------- -------------- ------------- ----------------
                                 Bond Fund/7/
1996     $10.00     $ .40        $  .16          $  .56          $ (.25)            --         $ (.25)         $10.31
1997           (To be supplied by amendment)

-------------------------------------------------------------------------------------------------------------------------

                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1996        5.74 %      $   77        .52%/8/      6.18%         --        32.83%
1997           (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------
        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
-------------------------------------------------------------------------------------------------------------------------
                             High-Yield Bond Fund

1987     $13.49     $1.35        $ (.94)         $  .41          $(1.36)         $ (.32)       $(1.68)         $12.22
1988      12.22      1.26           .68            1.94           (1.33)           (.17)        (1.50)          12.66
1989      12.66      1.22           .10            1.32           (1.16)            --          (1.16)          12.82
1990      12.82      1.33         (1.02)            .31           (1.30)            --          (1.30)          11.83
1991      11.83      1.17          1.78            2.95           (1.25)            --          (1.25)          13.53
1992      13.53      1.10           .62            1.72           (1.08)            --          (1.08)          14.17
1993      14.17      1.09          1.20            2.29           (1.10)           (.19)        (1.29)          15.17
1994      15.17      1.27         (2.07)           (.80)          (1.23)           (.25)        (1.48)          12.89
1995      12.89      1.32          1.10            2.42           (1.32)            --          (1.32)          13.99
1996      13.99      1.28           .54            1.82           (1.30)            --          (1.30)          14.51
1997           (To be supplied by amendment)

-------------------------------------------------------------------------------------------------------------------------

                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1987        2.96 %      $   70         .63%       10.89%         --         61.9%
1988       16.95            26         .77        10.62          --         23.6/2/
1989       10.85            50         .72        12.30          --         28.2
1990        2.49            58         .68        11.17          --         22.7
1991       26.22           107         .63         9.81          --         18.1
1992       13.14           197         .59         8.88          --         47.4
1993       17.09           379         .56         8.18          --         34.1
1994       (5.71)          390         .54         9.37          --         38.5
1995       19.81           534         .54        10.12          --        31.73
1996       13.75           662         .53         9.27          --        44.81
1997           (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------

        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
-------------------------------------------------------------------------------------------------------------------------
                   U.S. Government/AAA-Rated Securities Fund

1987     $11.62     $ .85        $(1.21)         $ (.36)         $ (.79)            --         $ (.79)         $10.47
1988      10.47       .93           .02             .95            (.97)            --           (.97)          10.45
1989      10.45       .78           .30            1.08            (.79)            --           (.79)          10.74
1990      10.74       .83          (.11)            .72            (.80)            --           (.80)          10.66
1991      10.66       .77           .58            1.35            (.79)            --           (.79)          11.22
1992      11.22       .75           .32            1.07            (.76)            --           (.76)          11.53
1993      11.53       .74           .68            1.42            (.75)         $ (.05)         (.80)          12.15
1994      12.15       .76         (1.30)           (.54)           (.74)           (.07)         (.81)          10.80
1995      10.80       .82           .71            1.53            (.81)            --           (.81)          11.52
1996      11.52       .83          (.24)            .59            (.82)            --           (.82)          11.29
1997           (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------


                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1987       (3.17)%      $   47         .67%        8.24%         --        105.6%
1988        9.50            28         .77         8.32          --         47.5/2/
1989       10.82            78         .66         8.61          --         14.5
1990        7.11           126         .61         8.58          --         24.0
1991       13.24           240         .58         7.91          --         27.1
1992        9.83           360         .57         7.08          --         40.0
1993       12.65           505         .55         6.42          --         21.7
1994       (4.58)          463         .54         6.69          --         45.2
1995       14.73           542         .54         7.37          --        30.11
1996        5.49           512         .53         7.33          --        30.45
1997           (To be supplied by amendment)
-------------------------------------------------------------------------------------------------------------------------
        Net asset            Net realized &
Period    value,     Net       unrealized     Total income   Dividends from  Distributions
ended   beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of period   income   on investments    operations        income      realized gains distributions  end of period
-------------------------------------------------------------------------------------------------------------------------
                             Cash Management Fund

1987     $10.65     $ .54        $  .08          $  .62          $ (.54)            --         $ (.54)         $10.73
1988      10.73       .60           .11             .71            (.56)            --           (.56)          10.88
1989      10.88       .81           .12             .93            (.81)            --           (.81)          11.00
1990      11.00       .71           .13             .84            (.70)            --           (.70)          11.14
1991      11.14       .62           .01             .63            (.66)            --           (.66)          11.11
1992      11.11       .35           .01             .36            (.43)            --           (.43)          11.04
1993      11.04       .29           --              .29            (.31)            --           (.31)          11.02
1994      11.02       .37           .02             .39            (.32)            --           (.32)          11.09
1995      11.09       .63          (.02)            .61            (.59)            --           (.59)          11.11
1996      11.11       .54           .01             .55            (.54)            --           (.54)          11.12
1997           (To be supplied by amendment)

-------------------------------------------------------------------------------------------------------------------------
                                      Ratio of   Ratio of net  Average
Period                 Net assets,     expenses    income to   commissions  Portfolio
ended                  end of period  to average    average     paid per    turnover
11/30    Total return  (in millions)  net assets   net assets   share/1/     rate
------   -----------   -----------    ---------   ---------    ---------  ----------
1987        6.01 %      $   57         .68%        5.90%         --          --
1988        6.88            31         .76         6.75          --          --
1989        8.90            58         .68         8.26          --          --
1990        7.91           143         .60         7.48          --          --
1991        5.84           163         .58         5.65          --          --
1992        3.31           197         .53         3.24          --          --
1993        2.67           206         .51         2.57          --          --
1994        3.59           221         .49         3.60          --          --
1995        5.65           193         .49         5.37          --          --
1996        5.09           240         .47         4.94          --          --
1997           (To be supplied by amendment)

------
 1. Brokerage commissions paid on       4. Commenced operations May 1, 1990.
    portfolio transactions increase     5. Annualized
    the cost of securities purchased    6. Commenced operations August 1,
    or reduce the proceeds of              1989.
    securities sold, and are not        7. Commenced operations January 2,
    separately reflected in the            1996.
    funds' statement of operations.     8. Commenced operations April 30,
    Shares traded on a principal           1997.
    basis (without commissions),        9. Based on operations for the period
    such as fixed-income                   shown and, accordingly, not
    transactions, are excluded.            representative of a full year's
    Generally, non-U.S. commissions        operations.
    are lower than U.S. commissions     No information is presented for the
    when expressed as cents per         Global Small Capitalization Fund since
    share but higher when expressed     it had no investment operations as of
    as a percentage of transactions     April 1, 1998.
    because of the lower per-share
    prices of many non-U.S.
    securities.
 2. Percentages are exclusive of the
    redemption in kind which occurred
    March 29, 1988.
 3. Amount includes net realized
    short-term gains treated as net
    investment income for federal
    income tax purposes.

--------------------------------------------------------------------------------

          INVESTMENT   THE FUNDS The Series consists of ten funds, each
      OBJECTIVES AND   representing a separate fully managed diversified
     POLICIES OF THE   portfolio of securities. The ten funds are the
               FUNDS   Global Growth Fund, the Global Small Capitaliza-
                       tion Fund, the Growth Fund, the International
                       Fund, the Growth-Income Fund, the Asset Alloca-tion Fund, the Bond Fund, the High-Yield Bond
                       Fund, the U.S. Government/AAA-Rated Securities
                       Fund and the Cash Management Fund. The Series of-fers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers Class
                       2 shares only. The Board of Trustees may estab-lish additional funds and classes in the future.
                       The investment objective(s) and policies of each fund are discussed below. Investment policy lim-its as stated below are measured at the time of purchase. MORE INFORMATION ON THE FUNDS IS CON-
                       TAINED IN THE SERIES' STATEMENT OF ADDITIONAL IN-
                       FORMATION.

 The Series consists   Shares of the Series are currently offered only
  of ten funds, each   to separate accounts of various insurance compa-
        with its own   nies to serve as the underlying investment for
          investment   both variable annuity and variable life insurance
    objective(s) and   contracts. All such shares may be purchased or
           policies.   redeemed by the separate accounts without any
                       sales or redemption charges at net asset value.
                       Due to differences in tax treatment or other con-siderations, the interests of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will moni-tor the Series' operations for any material con-flicts and determine what action, if any, should be taken.

                       PLAN OF DISTRIBUTION Class 2 shares pay 0.25% of average net assets annually, pursuant to a plan of distribution or "12b-1 Plan." Currently, Class 2 shares are available only through Ameri-can Legacy III, a variable annuity contract is-sued by Lincoln National Life Insurance Company ("Lincoln National"). Amounts paid under the 12b-1 Plan are used by Lincoln National to cover the expense of certain Contract owner services ren-dered by Lincoln National and investment dealers. Class 2 shares pay only their proportionate share of Series expenses plus plan of distribution ex-penses.

                       INVESTMENT RESTRICTIONS Each fund's fundamental investment restrictions (as described in the statement of additional information) and objec-tive(s) may not be changed without shareholder approval. All other investment practices may be changed by the Series' Board of Trustees.

   The Global Growth   GLOBAL GROWTH FUND The investment objective of
       Fund seeks to   the Global Growth Fund is to achieve long-term
    provide you with   growth of capital by investing in securities of
 long-term growth of   issuers domiciled around the world.
   capital generally
     by investing in   The fund will invest primarily in common stocks
   equity securities   under normal market conditions. These securities
          of issuers   may be denominated in various currencies.The fund
    domiciled around   may also invest in securities through depositary
           the world.  receipts which may be denominated in various cur-
                       rencies. For example, the fund may purchase Amer-ican Depositary Receipts which are U.S. dollar denominated securities designed for use in the U.S. securities markets which represent and may be converted to the underlying security.

                       When prevailing market, economic, political or currency conditions warrant, the fund may invest in other securities such as preferred stock, debt securities and other securities convertible into common stock. The fund may also invest in straight debt securities (generally rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent qual-ity by the fund's investment adviser, Capital Re-search and Management Company). Up to 10% of the fund's assets may be invested in lower rated straight debt securities (including securities commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the various bond ratings, and "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. In addi-tion, the

--------------------------------------------------------------------------------

                       fund may at times hold a portion of its assets in cash and money market instruments denominated in U.S. dollars or other currencies. See "Securities and Investment Techniques--Money Market Instru-ments."

                       Investments may be made from time to time in se-curities of companies domiciled in, or govern-ments of, developing countries. See "Securities and Investment Techniques--Investing in Various Countries."

                       The fund has the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. See "Securities and Investment Techniques--Cur-rency Transactions."

                       Under normal market conditions, the fund will in-vest in issuers domiciled in at least three coun-tries, with no more than 40% of its assets in-vested in issuers domiciled in any one country. (In determining the domicile of an issuer, Capi-tal Research and Management Company takes into account such factors as where the company is le-gally organized, where it maintains principal corporate offices and where it conducts its prin-cipal operations.)

    The Global Small   GLOBAL SMALL CAPITALIZATION FUND The investment
 Capitalization Fund   objective of the Global Small Capitalization Fund
    seeks to provide   is long-term growth of capital.
  you with long-term
   growth of capital   The fund seeks to achieve its objective by in-
     by investing in   vesting primarily in equity securities of issuers
   equity securities   domiciled around the world with relatively small
          of issuers   market capitalizations (share price times the
    domiciled around   number of equity securities outstanding). In se-
      the world with   lecting investments, the fund emphasizes compa-
          relatively   nies that are believed by Capital Research and
        small market   Management Company to have the potential for
    capitalizations.   growth. Current income is not a consideration.

                       Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of small capitalization issuers, typically having individual market capitalizations of approximately $50 million to $1.2 billion; however, the fund will not necessarily sell stocks because they fall outside this range due to market conditions.

                       The fund's assets may also be held in cash or high-quality cash equivalents, government or cor-porate debt securities denominated in U.S. dol-lars or other currencies for liquidity purposes or when, in the opinion of Capital Research and Management Company, prevailing market conditions indicate that it is desirable to do so; in addi-tion, the fund may enter into repurchase agree-ments. Under normal market conditions the fund will invest no more than 35% of its total assets in such securities.

                       When prevailing market, economic, political or currency conditions warrant, assets may also be invested in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by any national rating service or determined to be of equivalent quality by Capital Research and Management Company), government securities or nonconvertible preferred stocks. These securities may also be issued by entities domiciled outside the U.S. See "Securities and Investment Techniques--Investing in Various Countries" below.








     The Growth Fund   GROWTH FUND The investment objective of the
seeks to provide you   Growth Fund is growth of capital. Whatever cur-
      with growth of   rent income is generated by the fund is likely to
            capital.   be incidental to the objective of capital growth.
                       Ordinarily, the fund seeks to achieve this objec-tive by investing primarily in common stocks or securities with common stock characteristics.
                       When the outlook for common stocks is not consid-ered promising, for temporary defensive purposes, a substantial portion of the assets may be in-vested in securities of the U.S. Government, its agencies and instrumentalities, cash, and money market instruments. See "Securities and Invest-ment Techniques" below.

--------------------------------------------------------------------------------

                       The fund's assets may be invested in securities of non-U.S. issuers, which are generally denomi-nated in currencies other than the U.S. dollar, although there is no requirement that the fund maintain investments in non-U.S. issuers. See "Securities and Investment Techniques--Investing in Various Countries" below.

                       Up to 10% of the fund's assets may be invested in straight debt securities rated BB or below by Standard & Poor's Corporation and Ba or below by Moody's Investors Services, Inc. or in unrated securities that are determined to be of equiva-lent quality, provided the fund's investment ad-viser, Capital Research and Management Company, determines that these securities have character-istics similar to the equity securities eligible for purchase by the fund. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk bonds," carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a further description of the various bond ratings, and "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. As of the last day of the fund's most recent fiscal year, the fund did not hold any junk bonds.

   The International   INTERNATIONAL FUND The investment objective of
        Fund aims to   the International Fund is to achieve long-term
    provide you with   growth of capital by investing primarily in secu-
    long-term growth   rities of issuers domiciled outside the United
       of capital by   States. The fund's investment approach is based
        investing in   on the belief that economic and political devel-
          securities   opments have helped to create new opportunities
          of issuers   outside the U.S.
    domiciledoutside
            the U.S.   The fund may also invest in securities through
                       depositary receipts which may be denominated in various currencies. For example, the fund may purchase American Depositary Receipts which are U.S. dollar denominated securities designed for use in the U.S. securities markets which repre-sent and may be converted to the underlying secu-rity.

                       When prevailing market, economic, political or currency conditions warrant, the fund may invest in securities convertible into common stocks, straight debt securities (generally rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality by Capital Research and Management Company), government securities, or nonconvertible preferred stocks. Up to 5% of the fund's assets may also be invested in lower rated straight debt securities (including securities commonly referred to as "junk bonds" or "high-yield, high-risk bonds") or in unrated securities that are determined to be of equivalent quality. High-yield, high-risk bonds carry a higher degree of investment risk than higher rated bonds and are considered speculative. See the Appendix for a description of the various bond ratings. These securities may also be issued by non-U.S. entities.

                       The fund has the ability to purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. See "Securities and Investment Techniques--Cur-rency Transactions."

                       Under normal circumstances, the fund will invest at least 65% of its assets in equity securities (including depositary receipts) of issuers domi-ciled outside the U.S., including those domiciled in developing countries. The fund may at times hold a portion of its assets in various curren-cies or in cash equivalents which may be denomi-nated in U.S. dollars or other currencies (in-cluding U.S. Government securities, certificates of deposit, time deposits, commercial paper, bankers' acceptances and other high-quality short-term debt securities). See "Securities and Investment Techniques--Investing in Various Coun-tries." Additionally, for temporary defensive purposes, the fund may at times maintain all or any part of its assets in cash and cash equiva-lents.

--------------------------------------------------------------------------------


   The Growth-Income   GROWTH-INCOME FUND The investment objective of
       Fund seeks to   the Growth-Income Fund is growth of capital and
    provide you with   income. In the selection of securities for in-
  capital growth and   vestment, the possibilities of appreciation and
             income.   potential dividends are given more weight than
                       current yield. Ordinarily, the fund will invest primarily in common stocks. However, the fund may invest in other types of securities, including other equity-type securities (such as convertible bonds), bonds (and other types of fixed-income securities) and money market instruments, to the extent consistent with its investment objective.

                       Up to 5% of the fund's assets may be invested in straight debt securities rated BB or below by Standard & Poor's Corporation and Ba or below by Moody's Investors Services, Inc. or in unrated securities that are determined to be of equiva-lent quality by Capital Research and Management Company. These securities are commonly referred to as "junk bonds" or "high-yield, high-risk bonds," carry a higher degree of investment risk than higher rated bonds and are considered specu-lative. See the Appendix for a description of the various bond ratings.

                       Up to 10% of the fund's assets may be invested in the equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index (a broad measure of the U.S. stock market), provided those securities are either held through depositary receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. Since the fund limits its investments in non-U.S. securities as described above, the fund has no current intention to engage in forward currency transactions. See "Securities and Investment Techniques--Investing in Various Countries."

           The Asset   ASSET ALLOCATION FUND The investment objective of
     Allocation Fund   the Asset Allocation Fund is high total return
 aims to provide you   (including income and capital gains) consistent
     with high total   with preservation of capital over the long term.
          return and   The fund seeks to achieve its objective by in-
     preservation of   vesting in a diversified portfolio that can in-
    capital over the   clude common stocks and other equity-type securi-
          long-term.   ties (such as convertible bonds), bonds and other
                       intermediate- and long-term fixed income securi-ties, and money market instruments (debt securi-ties maturing in one year or less).

                       Capital Research and Management Company will de-termine the relative mix of equities, fixed-in-come securities and money market instruments for the fund's portfolio. The determination will be based on its view of long-term economic and mar-ket trends and the relative risks and opportuni-ties for long-term total return of the different classes of assets. Under normal conditions, Capi-tal Research and Management Company expects (but is not required) to maintain an investment mix falling within the following ranges: 40% to 80% in equities; 20% to 50% in fixed-income securi-ties, and 0% to 40% in money market instruments. Capital Research and Management Company does not intend to make frequent shifts within these broad ranges. Rather it intends in normal situations to make any shifts in the fund's asset allocation gradually over time based on its views of long-term trends and conditions.

                       Up to 10% of the fund's assets may be invested in the equity securities of issuers domiciled out-side the U.S., provided those securities are ei-ther held through depositary receipts which are U.S. dollar denominated or are traded on the New York Stock Exchange. Since the fund limits its investments in non-U.S. equity securities as such, the fund has no current intention to engage in forward currency transactions. See "Securities and Investment Techniques--Investing in Various Countries."

                       The fund's fixed-income investments will consist primarily of "investment grade" bonds; that is, bonds that are rated BBB or better by Standard & Poor's Corporation or Baa or better by Moody's Investors Service, Inc., or

--------------------------------------------------------------------------------

                       that are unrated but considered by Capital
                       Research and Management Company to be of
                       equivalent credit quality. Up to 25% of the
                       fund's fixed-income assets may be invested in securities that are below investment grade as defined above, including securities rated as low as CC by S&P or Ca by Moody's. Securities rated Ba and BB or below or unrated securities that are determined to be of equivalent quality (commonly known as "junk" or "high-yield, high-risk" bonds) are subject to special review before purchase. These bonds are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher-rated bonds. See the Appendix for a further description of the various bond ratings, and "High-Yield Bond Fund--Risks of Investing in High-Yield, High-Risk Securities" below. During the previous fiscal year, the approximate monthly average percentages of the Asset Allocation Fund's fixed-income net assets based on the higher of the Moody's or S&P
                       rating categories were: Aaa/AAA --      %;
                       Aa/AA --     %; A/A --     %; Baa/BBB --     %;
                       Ba/BB --     %; B/B --     %; and Caa/CCC --
                            %. Non-rated investments (including equity-
                       type securities) and cash or cash equivalents
                       amounted to      % and      %, respectively, of
                       the fund's assets.

                       The fund's investments in non-U.S. fixed-income securities will be concentrated in securities is-sued or guaranteed as to principal and interest by foreign governments or their agencies or in-strumentalities or by multinational agencies. The fund may purchase and sell currencies to facili-tate settlement of trades; however, it does not currently intend to enter into forward currency contracts.

 The Bond Fund seeks   BOND FUND The investment objective of the Bond
 to provide you with   Fund is to provide as high a level of current in-
 high current income   come as is consistent with the preservation of
    while preserving   capital. The fund invests in a broad variety of
       your capital.   fixed-income securities, including marketable
                       corporate debt securities, loan participations,
                       U.S. Government securities, mortgage-related se-curities, other asset-backed securities and cash or money market instruments. Normally, at least
                       65% of the fund's assets will be invested in bonds. (For this purpose, bonds are considered any debt securities having initial maturities in excess of one year.) In addition, the fund may invest up to 20% in preferred stocks.

                       At least 65% of the value of the fund's assets, measured at the time of purchase, must be in-vested in debt securities that are rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's Corporation or unrated but determined to be of equivalent qual-ity by Capital Research and Management Company. Securities rated Baa or BBB have speculative characteristics. See the Appendix for a descrip-tion of the various bond ratings.

                       At least 35% of the value of the fund's assets must be invested in debt securities that are rated A or better or, if not rated, determined to be of equivalent quality.

                       Up to 35% of the assets of the fund may be in-vested in debt securities rated Ba and BB or be-low, or in unrated securities that are determined to be of equivalent quality. These securities may be rated as low as Ca by Moody's or CC by S&P. See the Appendix for a further description of the various bond ratings.

                       Securities rated Ba and BB or below or unrated securities that are determined to be of equivalent quality (commonly known as "junk" or "high-yield, high-risk" bonds) are considered speculative and typically are subject to greater market fluctuations and risk of loss of income and principal due to default by the issuer than are investments in lower yielding, higher-rated

--------------------------------------------------------------------------------

                       bonds. See "High-Yield Bond Fund--Risks of
                       Investing in High-Yield, High-Risk Securities" below. During the previous fiscal year, the approximate monthly average percentages of the Bond Fund's net assets based on the higher of the Moody's or S&P rating categories were:
                       Aaa/AAA --      %; Aa/AA --     %; A/A --     %;
                       Baa/BBB --     %; Ba/BB --     %; and B/B --
                             %. Non-rated investments (including equity-
                       type securities) and cash or cash equivalents
                       amounted to     % and      %, respectively, of
                       the fund's assets.

                       The fund may invest in fixed-income securities of corporations or governmental entities outside the U.S.; however, no more than 20% of the fund's as-sets will be invested in non-U.S. dollar denomi-nated securities including those of issuers domi-ciled in developing countries. The fund may pur-chase or sell various currencies on either a spot or forward basis in connection with non-U.S. dol-lar investments. See "Securities and Investment Techniques--Currency Transactions" below.

 The High-Yield Bond   HIGH-YIELD BOND FUND The primary investment ob-
       Fund seeks to   jective of the High-Yield Bond Fund is high cur-
    provide you with   rent income and its secondary investment objec-
 high current income   tive is capital appreciation. Under normal market
   and, secondarily,   conditions the fund will be invested in fixed-in-
             capital   come securities, with emphasis on higher yield-
       appreciation.   ing, higher risk, lower rated or unrated corpo-
                       rate bonds.

                       High-yield, high-risk bonds (also known as "junk bonds") generally include any bonds rated Ba or below by Moody's Investors Service, Inc. and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent qual-ity by Capital Research and Management Company. Bonds rated Ba or BB or below are considered speculative. The High-Yield Bond Fund may invest without limitation in bonds rated as low as Ca by Moody's or CC by S&P (or in bonds that are unrated but determined to be of equivalent quali-
                       ty). In addition, the fund may invest up to 10% of its total assets in bonds rated C by Moody's or D by S&P (or in bonds that are unrated but de-termined to be of equivalent quality). See the Appendix for a further description of the various bond ratings. During the previous fiscal year, the approximate monthly average percentages of the High-Yield Bond Fund's net assets based on the higher of the Moody's or S&P rating catego-
                       ries were: Aaa/AAA --     %; Baa/BBB --     %;
                       Ba/BB --      %; B/B --      %; and Caa/CCC --
                            %. Non-rated investments (including equity-
                       type securities) and cash or cash equivalents
                       amounted to     % and     %, respectively, of the
                       fund's assets.

                       In pursuing its secondary investment objective of capital appreciation, the Series may purchase high-yield bonds that are expected by Capital Re-search and Management Company to increase in value due to improvements in their credit quality or ratings or anticipated declines in interest rates. In addition, the fund may invest for this purpose up to 25% of its assets in common stocks or other equity or equity-related securities. Eq-uity-type securities normally will be purchased as part of a unit with fixed-income securities or when an unusual opportunity for capital apprecia-tion is perceived due to an anticipated improve-ment in the issuer's credit quality or ratings.

                       Up to 25% of the fund's assets may be invested in securities of non-U.S. issuers, which are gener-ally denominated in currencies other than the U.S. dollar.

                       Under normal conditions the fund will invest pri-marily in higher yielding obligations which may include loan participations in addition to corpo-rate bonds. The fund also may invest in securi-ties of the U.S. Government, its agencies and in-strumentalities, cash, and money market instru-ments. See "Securities and Investment Techniques" below.

--------------------------------------------------------------------------------

                       RISKS OF INVESTING IN HIGH-YIELD, HIGH-RISK
                       SECURITIES "High-yield, high risk" bonds, also known as "junk bonds," have speculative charac-teristics and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly. It may be more difficult to dispose of, or to de-termine the value of, high-yield, high-risk bonds.

                       High-yield, high-risk bonds may be very sensitive to adverse economic changes and may be less sen-sitive to interest rate changes. In addition, pe-riods of economic uncertainty and changes may in-crease volatility of market prices and yields of high-yield, high-risk bonds and in turn, the fund's net asset value. High-yield, high-risk bonds may contain redemption or call provisions which, if exercised during a period of declining interest rates, may cause the fund to have to re-place the security with a lower yielding securi-ty, resulting in a decreased return for invest-ors. Furthermore, there may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds.

                       Capital Research and Management Company attempts to reduce the risks described above through di-versification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legisla-tive developments.

                       There can be, of course, no assurance that the fund's investment objectives will be realized or that the net return on an investment in the fund will equal or exceed that which could have been obtained through other investment or savings ve-hicles. Contract owners should carefully review the investment objectives and policies of the fund and consider their ability to assume the risks involved before making any investment in the fund.

            The U.S.   U.S. GOVERNMENT/AAA-RATED SECURITIES FUND The in-
     Government/AAA-   vestment objective of the U.S. Government/AAA-
    Rated Securities   Rated Securities Fund is a high level of current
        Fund aims to   income consistent with prudent investment risk
    provide you with   and preservation of capital. It seeks to achieve
 high current income   its objective by investing primarily in a combi-
    while preserving   nation of (i) securities guaranteed by the U.S.
       your capital.   Government (i.e., backed by the full faith and
                       credit of the United States) and (ii) other debt securities (including corporate bonds) rated AAA by Standard & Poor's Corporation or Aaa by
                       Moody's Investors Service, Inc. (or unrated but determined to be of equivalent quality by Capital
                       Research and Management Company). The fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S.
                       dollar denominated and highly liquid. Except when the fund is in a temporary defensive investment position, at least 65% of its total assets will be invested in these securities, including secu-rities held subject to repurchase agreements.

                       The fund anticipates that it will invest in Gov-ernment National Mortgage Association ("GNMA") certificates, which are mortgage-backed securi-ties representing part ownership of a pool of mortgage loans on which timely payment of inter-est and principal is guaranteed by the U.S. Gov-ernment. The fund also may invest in securities issued by U.S. Government agencies or instrumen-talities that are not backed by the full faith and credit of the U.S. Government; in short-term debt securities of private issuers (including certificates of deposit, bankers' acceptances, and commercial paper rated A-1 by S&P or Prime-1 by Moody's); and in securities issued by finan-cial institutions such as commercial banks, sav-ings and loan associations, mortgage bankers and securities broker-dealers which represent a di-rect or indirect interest in a pool of mortgages. See "Securities and Investment Techniques" below. The fund may not purchase any security, other than a U.S. Government security or a short-term debt security described above, that is not rated

--------------------------------------------------------------------------------

                       AAA by S&P or Aaa by Moody's (or that is unrated but determined to be of equivalent quality by Capital Research and Management Company). Howev-er, if the rating of a security currently being held by the fund is reduced below AAA or Aaa the fund is not required to dispose of the security.

 The Cash Management   CASH MANAGEMENT FUND The investment objective of
       Fund seeks to   the Cash Management Fund is high current yield
    provide you with   while preserving capital. It seeks to achieve
  high current yield   this objective by investing in high quality money
    while preserving   market instruments that mature, or may be re-
            capital.   deemed or resold, in 13 months or less (25 months
                       or less in the case of U.S. Government securi-
                       ties). The fund invests only in such instruments that are determined, in accordance with proce-dures established by the Series' Board of Trust-ees, to present minimal credit risks. The fund's investments may include, but are not limited to, commercial paper rated in the highest rating cat-egory by Moody's Investors Service, Inc. and
                       Standard & Poor's Corporation, instruments is-sued, guaranteed or insured by the U.S. Govern-ment, its agencies or instrumentalities as to the payment of principal and interest, and other se-curities rated in the highest two categories by either Moody's or S&P, provided the issuer has commercial paper rated in the highest rating cat-egory by Moody's or S&P. The fund also may enter into repurchase agreements. See "Securities and Investment Techniques" below.

                       Although there is no guarantee that the fund's investment objective will be achieved, invest-ments in the Cash Management Fund should present the least market risk of any of the funds because it invests only in high-quality short-term debt obligations. However, an investment in this fund is subject to the risks of changes in market in-terest rates and of the economy as a whole. Note that the return on an investment in the Cash Man-agement Fund should not be the same as the return on an investment in a money market fund which is available directly to the public, even where gross yields are equivalent, due to the fees im-posed at the Contract level. The Cash Management Fund yield for the seven days ended November 30,
                       1997 was     % on an annualized basis.

      SECURITIES AND   EQUITY SECURITIES Equity securities represent an
          INVESTMENT   ownership position in a company. These securities
          TECHNIQUES   include common stocks, preferred stocks, and
                       securities with equity conversion or purchase
                       rights. The prices of equity securities fluctuate
                       based on changes in the financial condition of
                       their issuers and on market and economic
                       conditions. The funds' results will be related to
    The ten funds of   the overall market for these securities.
   the Series invest
   in a wide variety   DEBT SECURITIES Bonds and other debt securities
 of securities which   are used by issuers to borrow money. Issuers pay
      are subject to   investors interest and must repay the amount bor-
  varying degrees of   rowed at maturity. Some debt securities, such as
               risk.   zero coupon bonds, do not pay current interest
                       but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

                       U.S. GOVERNMENT SECURITIES Securities guaranteed by the U.S. Government include: (1) direct obli-gations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and inter-est by the U.S. Treasury.

                       Certain securities issued by U.S. Government in-strumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the dis-cretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing gov-ernment agency or instrumentality.

--------------------------------------------------------------------------------

                       MORTGAGE-RELATED SECURITIES The funds may invest in Government National Mortgage Association
                       (GNMA) certificates and the U.S. Government/AAA-Rated Securities Fund expects to invest substantially in these and other mortgage-related securities. GNMA certificates are securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity.

                       Although the mortgage loans in the pool will have stated maturities of up to 30 years, the actual average life or effective maturity of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be repaid prior to maturity. Due to the prepayment feature and the need to reinvest prepayments of principal at cur-rent market rates, which may occur at higher or lower yields than the original yield, GNMA cer-tificates may be less effective than typical bonds at "locking in" yields during periods of declining interest rates.

                       The funds also may invest in securities repre-senting interests in pools of conventional mort-gage loans issued by the Federal National Mort-gage Association (FNMA) or by the Federal Home Loan Mortgage Corporation (FHLMC).

                       In addition, the funds may invest in collateral-ized mortgage obligations (CMOs) and mortgage-backed bonds. A CMO is made up of a series of bonds of varying maturities that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of prin-cipal and interest are dedicated to payment of principal and interest on the bonds. Mortgage-backed bonds are general obligations fully col-lateralized directly or indirectly by a pool of mortgages, but on which payments are not passed through directly. The funds will only purchase CMOs or mortgage-backed bonds which are fully collateralized by securities issued by GNMA, FNMA, or FHLMC and or mortgages insured by GNMA.

                       MONEY MARKET INSTRUMENTS The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months in the case of U.S. government securities). These include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (3) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (4) savings association obligations (certificates of deposit issued by savings banks or savings and loan associations). Although certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

                       REPURCHASE AGREEMENTS The funds may enter into repurchase agreements, under which they buy a se-curity and obtain a simultaneous commitment from the seller to repurchase a security at a speci-fied time and price. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price including ac-crued interest as monitored daily by Capital Re-search and Management Company. If the seller un-der the repurchase agreement defaults, a fund may incur a loss if the value of the collateral se-curing the repurchase agreement has declined and may incur

--------------------------------------------------------------------------------

                       disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by a fund may be delayed or limited.

                       FORWARD COMMITMENTS The funds may enter into com-mitments to purchase or sell securities at a fu-ture date. When a fund agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to de-liver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could experience a loss.

                       The Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund also may en-ter into "roll" transactions, which consist of the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of owner-ship, including the risk of price and yield fluc-tuations as of the time of the agreement.

                       U.S. PRIVATE PLACEMENTS The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in private placements. Private placements may be either purchased from another institutional investor that originally acquired the securities in a private placement or directly from the issuers of the securities. Generally, securities acquired in such private placements are subject to contractual restrictions on resale and may not be resold except pursuant to a registration statement under the Securities Act of 1933 or in reliance upon an exemption from the registration requirements under the Act (for example, private placements sold pursuant to Rule 144A). Accordingly, all such private placements will be considered illiquid unless they have been specifically determined to be liquid taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by the Series' Board of Trustees. Additionally, investing in private placement securities could have the effect of increasing the level of illiquidity of a fund's portfolio to the extent that "qualified" institutional investors become, for a period of time, uninterested in purchasing these securities.

                       INVESTING IN VARIOUS COUNTRIES The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. can involve special risks, particularly in certain developing countries, caused by, among other things; fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

                       Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with

--------------------------------------------------------------------------------

                       their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

                       The Growth-Income Fund and the Asset Allocation Fund may invest in the equity securities of is-suers domiciled outside the U.S., provided those securities are either held through depositary re-ceipts which are U.S. dollar denominated or are traded on the New York Stock Exchange, and the Asset Allocation Fund may invest in non-U.S. fixed-income securities denominated in currencies other than the U.S. dollar. In addition, the U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or govern-mental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

                       CURRENCY TRANSACTIONS The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Bond Fund and the High-Yield Bond Fund may purchase and sell currencies to facilitate securities transactions and to enter into forward currency contracts to hedge against changes in currency exchange rates. The Asset Allocation Fund may purchase and sell currencies to facilitate settlements of fixed-income securities transactions but has no current intention of entering into forward currency contracts. While entering into forward transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds generally will not attempt to protect against all potential changes in exchange rates.

--------------------------------------------------------------------------------

                       MULTIPLE PORTFOLIO COUNSELOR SYSTEM The basic investment philosophy of Capital Research and Management Company is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolios of the funds are divided into segments which are managed by individual counselors. Each counselor decides how their segment will be invested (within the limits provided by each fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may, from time to time, make investment decisions with respect to a portion of each fund's portfolio. The primary individual portfolio counselors for the Series are listed below.

                                                                           YEARS OF EXPERIENCE AS
                                                                     PORTFOLIO COUNSELOR (AND RESEARCH
      PORTFOLIO                                                  PROFESSIONAL, IF APPLICABLE) FOR THE FUNDS
      COUNSELORS                                                                 INDICATED
    FOR THE SERIES                  PRIMARY TITLE(S)                           (APPROXIMATE)
------------------------------------------------------------------------------------------------------------
 James K. Dunton         Senior Vice President of the Series.   Growth-Income Fund--since the fund
                         Senior Vice President and Director,    began operations in 1984
                         Capital Research and Management
                         Company
------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine      Senior Vice President of the Series.   Asset Allocation Fund--since the fund
                         Senior Vice President and Director,    began operations in 1989;
                         Capital Research and Management        Bond Fund--since the fund began
                         Company                                operations in 1996;
                                                                High-Yield Bond Fund--less than one year
------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington   Vice President of the Series.          Growth-Income Fund--4 years (plus 5 years
                         Senior Vice President,                 as a research professional prior to becoming
                         Capital Research and                   a portfolio counselor for the fund)
                         Management Company
------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace      Vice President of the Series.          Global Small Capitalization Fund--
                         Executive Vice President and Director, since the fund began operations in 1998
                         CapitalResearch Company*               Global Growth Fund--since
                                                                the fund began operations in 1997;
                                                                International Fund--4 years
------------------------------------------------------------------------------------------------------------
 John H. Smet            Vice President of the Series.          Bond Fund--since the fund began
                         Vice President, Capital Research and   operations in 1996;
                         Management Company                     U.S. Government Fund--6 years
------------------------------------------------------------------------------------------------------------
 Timothy D. Armour       Chairman and Chief Executive Officer,  Asset Allocation Fund--2 years
                         Capital Research Company*
------------------------------------------------------------------------------------------------------------
 David C. Barclay        Executive Vice President and Director, High-Yield Bond Fund--5 years
                         Capital Research Company*
------------------------------------------------------------------------------------------------------------
 Alan N. Berro           Senior Vice President, Capital         Growth-Income Fund--2 years
                         Research Company*
------------------------------------------------------------------------------------------------------------
 Martial Chaillet        Senior Vice President, Capital         Global Growth Fund--since the fund
                         Research Company*                      began operations in 1997;
                                                                International Fund--5 years
------------------------------------------------------------------------------------------------------------
 Gordon Crawford         Senior Vice President and Director,    Global Small Capitalization Fund--
                         Capital Research and Management        since the fund began operations in 1998
                         Company                                Growth Fund--4 years (plus
                                                                5 years as a research professional
                                                                prior to becoming a
                                                                portfolio counselor for the fund)
------------------------------------------------------------------------------------------------------------
 Mark E. Denning         Director, Capital Research and         Global Small Capitalization Fund--
                         Management Company                     Since the fund began
                                                                operations in 1998
------------------------------------------------------------------------------------------------------------
 James E. Drasdo         Senior Vice President and Director,    Growth Fund--11 years
                         Capital Research and Management
                         Company
------------------------------------------------------------------------------------------------------------
 Alwyn Heong             Vice President, Capital                International Fund--2 years
                         Research Company*
------------------------------------------------------------------------------------------------------------
 Thomas H. Hough         Vice President--Investment             U.S. Government Fund--less than
                         Management Group, Capital              one year
                         Research and Management
                         Company
------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell     Senior Vice President and Director,    Growth-Income Fund--8 years (plus
                         Capital Research and Management        1 year as a research professional prior to
                         Company                                becoming a portfolio counselor for the fund)
------------------------------------------------------------------------------------------------------------


                             YEARS OF EXPERIENCE
                                     AS
                           INVESTMENT PROFESSIONAL
                                 (APPROXIMATE)
                            WITH CAPITAL
                            RESEARCH AND
   PORTFOLIO                MANAGEMENT
  COUNSELORS              COMPANY OR ITS      TOTAL
  FOR THE SERIES             AFFILIATES       YEARS
----------------------------------------------------
 James K. Dunton                  36           36
------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine               31           46
------------------------------------------------------------------------------------------------------------
 Claudia P. Huntington            20           22
------------------------------------------------------------------------------------------------------------
 Robert W. Lovelace               13           13
------------------------------------------------------------------------------------------------------------
 John H. Smet                     15           16
------------------------------------------------------------------------------------------------------------
 Timothy D. Armour                15           15
------------------------------------------------------------------------------------------------------------
 David C. Barclay                 10           17
------------------------------------------------------------------------------------------------------------
 Alan N. Berro                     7           12
------------------------------------------------------------------------------------------------------------
 Martial Chaillet                 26           26
------------------------------------------------------------------------------------------------------------
 Gordon Crawford                  27           27
------------------------------------------------------------------------------------------------------------
 Mark E. Denning                  15           15
------------------------------------------------------------------------------------------------------------
 James E. Drasdo                  21           26
------------------------------------------------------------------------------------------------------------
 Alwyn Heong                       6            6
------------------------------------------------------------------------------------------------------------
 Thomas H. Hough                   8           11
------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell              23           26
------------------------------------------------------------------------------------------------------------

* COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.


-----------------------------------------------------------------------------------------------------------

                                                                        YEARS OF EXPERIENCE AS
                                                            PORTFOLIO COUNSELOR (AND RESEARCH PROFESSIONAL,
      PORTFOLIO                                                      IF APPLICABLE) FOR THE FUNDS
      COUNSELORS                                                               INDICATED
    FOR THE SERIES               PRIMARY TITLE(S)                            (APPROXIMATE)
-----------------------------------------------------------------------------------------------------------

 Donald D. O'Neal      Vice President, Capital Research and   Global Growth Fund--since the fund
                       Management Company                     began operations in 1997;
                                                              Growth Fund--7 years (plus 4 years as a
                                                              research professional prior to becoming a
                                                              portfolio counselor for the fund)
-----------------------------------------------------------------------------------------------------------
 Victor M. Parachini   Senior Vice President, Capital         Asset Allocation Fund--2 years
                       Research and Management Company
-----------------------------------------------------------------------------------------------------------
 John W. Ressner       Vice President--Investment             U.S. Government Fund--less than
                       Management Group, Capital              one year
                       Research and Management Company
-----------------------------------------------------------------------------------------------------------
 Susan M. Tolson       Vice President, Capital Research       High-Yield Bond Fund--3 years
                       Company*                               (plus 3 years as a research professional prior
                                                              to becoming a portfolio counselor for the fund)
-----------------------------------------------------------------------------------------------------------
 Gregory W. Wendt      Senior Vice President and Director,    Global Small Capitalization Fund--
                       Capital Research Company*              Since the fund began operations in 1998



                           YEARS OF EXPERIENCE
                                   AS
                         INVESTMENT PROFESSIONAL
                              (APPROXIMATE)
                        WITH CAPITAL
                        RESEARCH AND
      PORTFOLIO          MANAGEMENT
      COUNSELORS       COMPANY OR ITS     TOTAL
    FOR THE SERIES       AFFILIATES       YEARS
   ---------------------------------------------
 Donald D. O'Neal               13           13
-----------------------------------------------------------------------------------------------------------
 Victor M. Parachini            21           36
-----------------------------------------------------------------------------------------------------------
 John W. Ressner                10           10
-----------------------------------------------------------------------------------------------------------
 Susan M. Tolson                 8           10
-----------------------------------------------------------------------------------------------------------
 Gregory W. Wendt               10           10

--------------------------------------------------------------------------------
* COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY.

--------------------------------------------------------------------------------

                       It is the Series' policy to distribute to the
          DIVIDENDS,   shareholders (the insurance company separate ac-
   DISTRIBUTIONS AND   counts) all of its net investment income and cap-
               TAXES   ital gains realized during each fiscal year.


          The Series   Each fund of the Series is subject to asset di-
      distributes to   versification regulation prescribed by the U.S.
    shareholders all   Treasury Department under the Internal Revenue
      its income and   Code (the "Code"). These regulations generally
       capital gains   provide that, as of the end of each calendar
     realized during   quarter or within 30 days thereafter, no more
   each fiscal year.   than 55% of the total assets of the fund may be
                       represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, all secu-rities of the same issuer are considered a single investment. Furthermore, each U.S. Government agency or instrumentality is treated as a sepa-rate issuer. There are also alternative diversi-fication tests which may be satisfied by the funds under the regulations. The Series intends to comply with the diversification regulations.
                       If a fund should fail to comply with these regu-lations, Contracts invested in that fund would not be treated as annuity, endowment or life in-surance contracts under the Code.

                       FEDERAL TAXES Each fund of the Series intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

                       See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

              SERIES   SERIES ORGANIZATION The Series, an open-end in-
    ORGANIZATION AND   vestment company, was organized as a Massachu-
          MANAGEMENT   setts business trust in 1983. The Series' Board
                       of Trustees supervises Series operations and per-forms duties required by applicable state and federal law. Members of the board who are not em-ployed by Capital Research and Management Company or its affiliates are paid for services rendered to the Series as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The
                       Board of Trustees has approved the retention of the companies listed below to provide certain services to the Series.

                       INVESTMENT ADVISER Capital Research and Manage-ment Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research and Management Com- pany, a wholly-owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Re-search and Management Company manages the invest-ment portfolios and business affairs of the Se-ries.

                       The compensation paid to the Investment Adviser for the most recent fiscal year as a percentage of average net assets amounted to the following:
                       Global Growth Fund -- . %; Growth Fund -- . %; International Fund -- . %; Growth-Income Fund -- . %; Asset Allocation Fund -- . %; Bond Fund -- . %; High-Yield Bond Fund -- . %;
                       U.S. Government/AAA-Rated Securities Fund --
                        .  %; and Cash Management Fund -- .  %.
                       Capital Research and Management Company
                       has received no compensation for the Global
                       Small Capitalization Fund because it had not commenced operations during the most recent fiscal year.

                       Capital Research and Management Company and its affiliated companies have adopted a personal in-vesting policy that is consistent with the recom-mendations contained in the report dated May 9, 1994 issued by the Investment Company Institute's Advisory Group on Personal Investing. (See the

--------------------------------------------------------------------------------

                       statement of additional information.) This policy has been incorporated into the Series' "code of ethics" which is available from the Series' Sec-retary upon request.

                       PORTFOLIO TRANSACTIONS Orders for the Series' portfolio securities transactions are placed by Capital Research and Management Company which strives to obtain the best available prices, taking into account the costs and quality of executions. There is no agreement or commitment to place orders with any broker-dealer. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

                       Subject to the above policy, when two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold Contracts or have provided investment research, statistical and other re-lated services for the benefit of the Series and/or of other funds served by Capital Research and Management Company.

                       SHAREHOLDER VOTING RIGHTS All shares of the Se-ries have equal voting rights and are entitled to one vote per share with proportional voting for fractional shares; however, only shareholders of Class 2 shares will be entitled to vote on mat-ters relating solely to Class 2 shares; for exam-ple the 12b-1 Plan. There will not usually be a shareholder meeting in any year, except, for ex-ample, when the election of the board is required to be acted upon by shareholders under the In-vestment Company Act of 1940.

                       In matters which only affect a particular fund, the matter shall have been effectively acted upon by a majority vote of that fund even though: (1) the matter has not been approved by a majority vote of any other fund; or (2) the matter has not been approved by a majority vote of the Series.

                       The insurance company separate accounts, as the shareholders of the Series, have the right to vote Series shares at any meeting of sharehold-ers. However, the Contracts provide that the sep-arate accounts will vote Series shares in accor-dance with instructions received from owners of the Contracts. See the applicable Contract pro-spectus for information regarding Contract own-ers' voting rights. Since the funds use a com-bined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete dis-closure concerning any other fund contained in this prospectus.

       PURCHASES AND   Shares of the Series are currently offered only
         REDEMPTIONS   to insurance company separate accounts which fund
           OF SHARES   the Contracts. All such shares may be purchased
                       or redeemed by the separate accounts at net asset value, without any sales or redemption charges.
                       Such purchases and redemptions are made subse-quent to corresponding purchases and redemptions of units of the separate accounts without delay.

                       Except in extraordinary circumstances and as per-missible under the Investment Company Act of 1940, redemption proceeds will be paid on or be-fore the seventh day following the request for redemption.

                       PRICE OF SHARES The net asset value per share is calculated once daily at 4:00 p.m., New York time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The current value of each fund's total assets, less all liabilities, is divided by the total number of shares out-standing (excluding treasury shares), and the re-sult, rounded to the nearer cent, is the net as-set value per share.

                                   APPENDIX

                          DESCRIPTION OF BOND RATINGS

  Moody's Investors Service, Inc. rates the long-term debt securities issued by various entities in categories ranging from "Aaa" to "C," according to quality as described below.

"AAA -- Best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

"AA -- High quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater."

"A -- Upper medium grade obligations. These bonds possess many favorable investment attributes. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."

"BAA -- Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."

"BA -- Generally lack characteristics of the desirable investment; assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."

"CAA -- Of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest."

"CA -- Speculative in a high degree; often in default or have other marked shortcomings."

"C -- Lowest rated class of bonds; can be regarded as having extremely poor prospects of ever attaining any real investment standing."

  Standard & Poor's Corporation rates the long-term debt securities issued by various entities in categories ranging from "AAA" to "D," according to quality as described below.

"AAA -- Highest rating. Capacity to pay interest and repay principal is extremely strong."

"AA -- High grade. Very strong capacity to pay interest and repay principal. Generally, these bonds differ from AAA issues only in a small degree."

"A -- Have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of change in circumstances and economic conditions, than debt in higher rated categories."

"BBB -- Regarded as having adequate capacity to pay interest and repay principal. These bonds normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for debt in higher rated categories."

"BB, B, CCC, CC, C -- Regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions."

"C1 -- Reserved for income bonds on which no interest is being paid."

"D -- In default and payment of interest and/or repayment of principal is in arrears."



                     [LOGO OF    This prospectus has been printed on recycled
                     RECYCLED    paper that meets the guidelines of the United
                     PAPER]      States Environmental Protection Agency

  No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Prospectus of American Variable Insurance Series, and any authorized sales literature in connection with the offer contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer of, or solicitation of an offer to acquire, any interest or participation in the variable annuity contracts offered by this Prospectus in any jurisdiction to anyone to whom it is unlawful to make such an offer or solicitation in such jurisdiction.

 Form #: 28702                                                       26-101-498

 LL24183-14                                                          26-101-498

                       AMERICAN VARIABLE INSURANCE SERIES

                                      PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                                  APRIL 1, 1998

    This document is not a prospectus but should be read in conjunction with the current prospectuses of American Variable Insurance Series (the "Series") dated April 1, 1998. The prospectuses may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:

                        AMERICAN VARIABLE INSURANCE SERIES
                              Attention:  Secretary
                              333 South Hope Street
                             Los Angeles, CA  90071
                                 (213) 486-9200
                               TABLE OF CONTENTS

ITEM                                                              PAGE NO.

INVESTMENT POLICIES                                                1

INVESTMENT RESTRICTIONS                                            8

SERIES TRUSTEES AND OFFICERS                                      13

MANAGEMENT                                                        17

PRICE OF SHARES                                                   19

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                        20

EXECUTION OF PORTFOLIO TRANSACTIONS                               21

GENERAL INFORMATION                                               22

APPENDIX                                                          24

FINANCIAL STATEMENTS                                              ATTACHED


                              INVESTMENT POLICIES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held. Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Yield bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a fund's portfolio (exclusive of securities with less than one year to maturity) were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs, which will be borne directly by the fund involved.

Under normal market conditions, the Global Growth Fund will invest in issuers domiciled in at least three countries, with no more than 40% of its assets invested in issuers domiciled in any one country. (For clarification purposes, the 40% limit excludes cash and cash equivalents.)

GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES:
SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk securities can be sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and each fund's net asset value.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, the value of high-yield, high-risk bonds held by each fund will decrease in a rising interest rate market, as will the value of each fund's assets. If a fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing each fund's rate of return.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

CURRENCY TRANSACTIONS -- The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Bond Fund and the High-Yield Bond Fund have the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date and price, both of which are set at the time of the contract. The funds intend to enter into forward currency contracts solely to hedge into the U.S. dollar its exposure to other currencies. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange
Commission.

The Growth Fund and the Asset Allocation Fund do not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

The Bond Fund and the High-Yield Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodities Futures Trading Association ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) to 5% of a fund's net assets.

The Bond Fund and the High-Yield Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.

ASSET ALLOCATION FUND, BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

GNMA CERTIFICATES, FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS, AND OTHER MORTGAGE-RELATED SECURITIES -- The funds may purchase certificates issued by the Government National Mortgage Association ("GNMA") and the U.S. Government/AAA-Rated Securities Fund expects to invest substantially in these securities. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

The funds may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue the securities) including collateralized mortgage obligations ("CMO's") and mortgage-backed bonds. CMO's (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986, as amended) are issued in series that are made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series.
Each class of bonds in the series may have a different maturity than the other classes of bonds in the series, bear a different coupon and have a different priority in receiving payments. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayment of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should the rate of prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes having proportionally greater interests in principal repayments generally would be more affected by an acceleration (or slowing) in the rate of prepayments.

Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMO's). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).

BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will maintain in a segregated account with its custodian cash, cash equivalents or U.S. Government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.

ASSET ALLOCATION FUND, BOND FUND, HIGH-YIELD BOND FUND, AND U.S.
GOVERNMENT/AAA-RATED SECURITIES FUND

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

PORTFOLIO TRADING OF FIXED-INCOME SECURITIES -- The funds intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

"ROLL" TRANSACTIONS -- Although the Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds may engage in "roll" transactions. A "roll" transaction is the sale of GNMA certificates or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The funds intend to treat "roll" transactions as two separate transactions; one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into "roll" transactions for financing purposes, they may treat these transaction as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the 1940 Act. As a fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase; however, it is not the intent of the fund to engage in these transactions for leveraging purposes. In addition, a fund may enter into other purchase and sale transactions involving securities which are not settled in the ordinary course of business and under various terms when to do so is in the best interest of the fund.

A fund will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the funds temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

BOND FUND AND HIGH-YIELD BOND FUND

LOAN PARTICIPATIONS -- The High-Yield Bond Fund and the Bond Fund may each invest up to 10% of its assets in loan participations. These participations, which can also include loan assignments, typically involve loans made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes which may be secured or unsecured, and will vary in term and legal structure. Typically, price quotations with respect to loan participations are available from the originating bank (the bank that makes the underlying loan). The originating bank also serves as the market maker for the resale of loan participations. When purchasing such instruments, a fund may assume the credit risks associated with the original bank lender as well as the credit risks associated with the borrower. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations generally are not rated by major rating agencies and may not be protected by the securities laws. Also, loan participations may be liquid or illiquid. To the extent these instruments are illiquid, a fund may have difficulty determining their value or selling the instruments as generally there is no secondary market. A fund will purchase these instruments only to the extent that such a purchase would be consistent with its investment policies regarding debt securities and/or illiquid securities.

In determining whether to purchase a particular loan participation, the Investment Adviser will take into account all relevant factors including the instrument's potential volatility, liquidity and risks (including whether the fund could be put in an undesirable position as lender and/or owner of collateral).

ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

REINSURANCE RELATED NOTES AND BONDS -- The funds may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, each fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

CASH MANAGEMENT FUND

The Cash Management Fund seeks to achieve its investment objective by investing in a diversified selection of money market instruments, and the other funds generally will invest a portion of their assets in money market instruments. These money market instruments include the following:

COMMERCIAL PAPER -- Commercial paper is short-term notes (up to nine months) issued by companies or governmental bodies. The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard & Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings.

The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

COMMERCIAL BANK OBLIGATIONS -- Commercial bank obligations are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

CORPORATE BONDS AND NOTES -- The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

SAVINGS ASSOCIATION OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

FLOATING RATE OBLIGATIONS -- These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

                            INVESTMENT RESTRICTIONS

The Series has adopted the following fundamental policies and investment restrictions for each fund which may not be changed without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding shares of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.

INVESTMENT RESTRICTIONS OF THE GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

 The Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

 6. Purchase commodities or commodity contracts; except that the International Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

 7.  Invest in companies for the purpose of exercising control or management.

 8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

 9. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

 10. Purchase securities on margin.

 11. Pledge or hypothecate the fund's assets.

 12. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 13. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 6.

 14. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization).

 15. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

 Notwithstanding investment restriction number 14, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 Notwithstanding investment restriction number 15, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

    The Global Growth Fund, International Fund and High-Yield Bond Fund may not invest more than 10% of the value of their total assets in securities which are restricted as to resale; the Growth Fund, Growth-Income Fund and Asset Allocation Fund may not invest more than 5% of the value of their respective total assets in securities which are restricted as to resale. (Rule 144A securities and Section 4(2) commerical paper, as defined in the Securities Act of 1933, are excluded from these investment limits.) As a condition to the acquisition of the type of securities mentioned herein, the funds will ordinarily require that the issuer of such securities agree to bear the expenses of registration under the Securities Act of 1933, if and when the funds desire to sell such securities. The need to effect such registration could result in a delay in disposing of such securities.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 The U.S. Government/AAA-Rated Securities Fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

 3.  Invest in companies for the purpose of exercising control or management.

 4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

 6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets.

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

 8. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short.

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

 11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

 13. Write, purchase or sell puts, calls or combinations thereof.

 Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

 The Cash Management Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

 6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce within three days the amount of its borrowings in order to provide for 300% asset coverage.

 7.  Pledge or hypothecate the fund's assets.

 8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

 9.  Invest in puts, calls, straddles, spreads or any combination thereof.

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

 11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

 Notwithstanding investment restriction number 10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.


                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION


NAME,      POSITION     PRINCIPAL OCCUPATION(S)        AGGREGATE                  TOTAL COMPENSATION       TOTAL
ADDRESS    WITH         DURING PAST 5 YEARS            COMPENSATION               (INCLUDING VOLUNTARILY   NUMBER OF
AND AGE    REGISTRANT   (POSITIONS WITHIN THE          (INCLUDING VOLUNTARILY     DEFERRED                 FUND
                        ORGANIZATIONS LISTED MAY HAVE  DEFERRED                   COMPENSATION/1/) FROM    BOARDS
                        CHANGED DURING THIS PERIOD)    COMPENSATION/1/) FROM      ALL FUNDS MANAGED BY     ON WHICH
                                                       SERIES DURING FISCAL YEAR  CAPITAL RESEARCH AND     TRUSTEE
                                                       ENDED 11/30/97             MANAGEMENT               SERVES/2/
                                                                                  COMPANY

Charles H. Black         Trustee      Private investor and consultant;   $29,500/3/            $122,900     4
525 Alma Real Drive                   Former Executive Vice President
Pacific Palisades, CA 90272           and Director, Kaiser Steel
Age: 71                               Corporation

H. Frederick Christie    Trustee      Private Investor;   Former         $28,511               $163,900     18
P. O. Box 144                         President and Chief Executive
Palos Verdes, CA 90274                Officer, The Mission Group
                                      (non-utility holding Company,
Age: 64                               subsidiary of Southern California
                                      Edison Company)

Joe E. Davis             Trustee      Private Investor;  Former          $30,400               $30,400      1
3436 Caribeth Drive                   Chairman, Linear Corporation;
Encino, CA 91436                      former President and Chief
Age: 63                               Executive Officer, National
                                      Health Enterprises, Inc.

Martin Fenton, Jr.       Trustee      Chairman, Senior Resource          $29,125/3/            $133,000     16
4350 Executive Drive                  Group (management of senior
Suite 101                             living centers)
San Diego, CA  92123
Age: 62

Mary Myers Kauppila      Trustee      Founder and President, Energy      $27,700/3/            $89,000      4
286 Congress Street                   Investment, Inc.
Boston, MA 02110
Age: 43

Kirk P. Pendleton        Trustee      President, Cairnwood, Inc.         $27,600/3/            $93,850      5
Cairnwood, Inc.
75 James Way
Southampton, PA 18966
Age: 58

+James F. Rothenberg     President    President and Director, Capital    none/4/               none/4/      1
333 South Hope Street    and          Research and Management
Los Angeles, CA 90071    Trustee      Company
Age: 51

+Thomas E. Terry         Chairman of  Retired.  Former Vice President    none/4/               none/4/      3
6048 S. Highlands Avenue the Board    and Secretary, Capital Research
Madison, WI 53705                     and Management Company
Age: 60



+ Trustees who are considered "interested persons" of the Series as defined in the 1940 Act on the basis of their affiliation with the Series' Investment Adviser, Capital Research and Management Company.

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages Anchor Pathway Fund which serves as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations. These amounts reflect the aggregate compensation paid during the most recent fiscal year of the funds involved.

/3/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) for participating Trustees is as follows: Charles H. Black ($38,127); H . Frederick Christie ($36,851); Martin Fenton ($23,084); Mary Myers Kauppila ($129,340) and Kirk P. Pendleton ($31,915). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustee.

/4/ James F. Rothenberg and Thomas E. Terry are affiliated with the Investment Adviser and, accordingly, receive no remuneration from the Series.

                                    OFFICERS


NAME AND ADDRESS         AGE     POSITION(S) WITH  PRINCIPAL OCCUPATION(S)
                                 REGISTRANT        DURING PAST 5 YEARS

Thomas E. Terry          60      Chairman of the   Retired.  Former Vice President and
6048 S. Highlands Avenue         Board             Secretary, Capital Research and
Madison, WI 53705                                  Management Company

James F. Rothenberg      51      President and     President and Director, Capital Research
333 South Hope Street            Trustee           and Management Company
Los Angeles, CA  90071

James K. Dunton          52      Senior Vice       Senior Vice President and Director, Capital
333 South Hope Stree             President         Research and Management Company
Los Angeles, CA  90071

Abner D. Goldstine       68      Senior Vice       Senior Vice President and Director, Capital
11100 Santa Monica Boulevard     President         Research and Management Company
Los Angeles, CA 90025

Michael J. Downer        43      Vice President    Vice President - Fund Business
333 South Hope Street                              Management Group, Capital Research and
Los Angeles,  CA 90071                             Management Company

Claudia P. Huntington    46      Vice President    Senior Vice President, Capital Research
333 South Hope Street                              Company
Los Angeles, CA  90071

John H. Smet             41      Vice President    Vice President, Capital Research and
11100 Santa Monica Boulevard                       Management Company
Los Angeles, CA 90025

Chad L. Norton           37      Secretary         Vice President - Fund Business Managment
333 South Hope Street                              Group, Capital Research and Management
Los Angeles, CA 90071                              Company

Robert P. Simmer         36      Treasurer         Vice President - Fund Business Managment
5300 Robin Hood Road                               Group, Capital Research and Management
Norfolk, VA 23513                                  Company

Sheryl F. Johnson        29      Assistant         Assistant Vice President - Fund Business
5300 Robin Hood Road             Treasurer         Management Group, Capital Research and
Norfolk, VA 23513                                  Management Company



All of the Trustees and officers also are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The Series pays fees of $20,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $1,500 for each Board of Trustees meeting attended, plus $600 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - An Amended Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until November 30, 1998, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:

GLOBAL GROWTH FUND:  0.69% of net assets;

GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.42% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.2 billion, plus 0.35% on net assets in excess of $3.2 billion;

INTERNATIONAL FUND: 0.78% on the first $600 million of net assets, plus 0.60% on net assets from $600 million to $1.2 billion, plus 0.48% on net assets from $1.2 billion to $2.0 billion, plus 0.465% on net assets in excess of $2.0 billion;

GROWTH-INCOME FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets in excess of $4.0 billion;

ASSET ALLOCATION FUND: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets in excess of $1.2 billion;

BOND FUND: 0.6% of the first $30 million of net assets, plus 0.50% on net assets in excess of $30 million;

HIGH-YIELD BOND FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.46% on net assets in excess of $600 million;

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.40% on net assets in excess of $600 million;

CASH MANAGEMENT FUND: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

During the fiscal years ended November 30, 1997, 1996 and 1995, the Investment Adviser's total fees, respectively, amounted to the following: Growth Fund $__________, $14,284,000 and $11,222,000; International Fund $__________,
$12,370,000 and $9,882,000; Growth-Income Fund $__________, $17,451,000 and
$13,593,000; Asset Allocation Fund $_________, $4,663,000 and $3,620,000;
High-Yield Bond Fund $_________, $2,996,000 and $2,350,000; U. S.
Government/AAA-Rated Securities Fund $_________, $2,661,000 and $2,550,000; and Cash Management Fund $_________, $1,007,000 and $907,000. During the fiscal years ended November 30, 1997 and 1996, the Investment Adviser's total fees for the Bond Fund amounted to $_______ and $204,000. During the fiscal period ended November 30, 1997, the Investment Advisers total fee for the Global Growth Fund amounted to $_______.

PLAN OF DISTRIBUTION The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the Series shall pay Lincoln National Life Insurance ("Lincoln National") Company 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. During the fiscal year ended November 30, 1997, the Series paid $_______ to Lincoln National under the Plan.

                                PRICE OF SHARES

The price paid for shares, the net asset value price, is calculated for each of the funds once daily at 4:00 p.m., New York Time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the funds' share prices would be determined as of 4:00 p.m. on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The net asset value per share is determined as follows:

 1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

 Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each fund of the Series intends to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for the tax treatment afforded a regulated investment company under the Code, a fund must annually distribute at least 90% of its net investment income and certain short-term capital gains and meet certain diversification of assets and other requirements of the Code. If a fund qualifies for such tax treatment, it will not be subject to Federal income tax on the part of its ordinary income and its net realized capital gains which it distributes to shareholders. To meet the requirements of the Code, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

Under the Code, the Asset Allocation Fund's and the International Fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The amount of any realized gain or loss of the Asset Allocation Fund and the International Fund on closing out a currency contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Each fund, except for the Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issue of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

There are occasions on which portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Series, they are effected only when the Investment Adviser believes that to do so is in the interest of the Series. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The Series will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended November 30, 1997, 1996 and 1995, respectively, amounted to the following:
Growth Fund $_________, $2,358,000, and $1,928,000; International Fund
$_________, $3,813,000, and $1,301,000; Growth-Income Fund $_________,
$3,389,000, and $2,291,000; Asset Allocation Fund $_______, $557,000, and
$700,000. Brokerage commissions paid on portfolio transactions for the Global Growth Fund amounted to $_______.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the Series, including proceeds from the sale of shares of the Series and of securities in the Series' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT ACCOUNTANTS -- Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Prior to March 18, 1991, KPMG Peat Marwick, 725 South Figueroa Street, Los Angeles, CA 90017, served as the Series' independent public accountants. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends November 30. Contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The financial statements included in the Annual Report are audited by the independent accounting firm of Price Waterhouse LLP.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of a single class.

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

 Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
(A)  FINANCIAL STATEMENTS:

Included in Prospectus - Part A
 Financial Highlights

Included in Statement of Additional Information - Part B

 Investment Portfolio                      Per Share Data and Ratios
 Statement of Assets and Liabilities       Notes to Financial Statements
 Statement of Operations                   Report of Independent Accountants
 Statement of Changes in Net Assets

(B) EXHIBITS:

 1. On file (see SEC file nos. 811-3857 and 2-86838)
 2. On file (see SEC file nos. 811-3857 and 2-86838)
 3. None
 4. None
 5. On file (see SEC file nos. 811-3857 and 2-86838)
 6. Selling Group Agreement and State Addendum to Selling Group Agreement
 7. None
 8. On file (see SEC file nos. 811-3857 and 2-86838)
 9. On file (see SEC file nos. 811-3857 and 2-86838)
 10. On file (see SEC file nos. 811-3857 and 2-86838)
 11. To be supplied by amendment
 12. None
 13. On file (see SEC file nos. 811-3857 and 2-86838)
 14. None
 15. On file (see SEC file nos. 811-3857 and 2-86838)
 16. None
 17. To be supplied by amendment
 18. On file (see SEC file nos. 811-3857 and 2-86838)

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

  As of November 30, 1997.
                                     Number of
    Title of Class                   Record-Holders
    Beneficial Interest                _____
    (no par value)

ITEM 27. INDEMNIFICATION.

  Registrant is a joint-insured under investment adviser/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Trustees against certain liabilities. However, in no event will Registratnt maintain insurance to indemnify any such person for any act for which Registratnt itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or pro-ceeding, had no reasonable cause to believe such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 29. PRINCIPAL UNDERWRITERS.

  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621.

 Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 None.

                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 30th day of January, 1998.
   American Variable Insurance Series
   By: /s/ James F. Rothenberg
       James F. Rothenberg, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on January 30, 1998, by the following persons in the capacities indicated.

          SIGNATURE                            TITLE

(1)       Principal Executive Officer:



          /s/ James F. Rothenberg              President

          James F. Rothenberg



(2)       Principal Financial Officer and

          Principal Accounting Officer:



          /s/ Robert P. Simmer                   Treasurer

          Robert P. Simmer



(3)       Directors:



          Charles H. Black*                    Trustee

          H. Frederick Christie*               Trustee

          Joe E. Davis*                        Trustee

          Martin Fenton, Jr.*                  Trustee

          Mary Myers Kauppila*                 Trustee

          Kirk P. Pendleton*                   Trustee

          /s/ James F. Rothenberg              President and Trustee

          Thomas E. Terry*                     Chairman of the Board






*By  /s/ Chad L. Norton
 Chad L. Norton
 (Attorney-in-Fact)
                                      C-13